UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.4%
Information Technology - 15.1%
Communications Equipment - 0.4%
ARRIS International PLC (a)	3,406	$95,606
Radware Ltd. (a)	2,907	39,390

		134,996

Electronic Equipment, Instruments & Components - 2.3%
Corning, Inc.	15,030	341,031
Flextronics International Ltd. (a)	5,281	69,921
TE Connectivity Ltd.	5,134	326,368

		737,320

Internet Software & Services - 1.8%
Facebook, Inc.-Class A (a)(b)	1,573	198,386
Tencent Holdings Ltd. (b)	6,747	174,848
Yahoo!, Inc. (a)(b)	5,097	217,897

		591,131

IT Services - 1.4%
CSRA, Inc.	2,093	53,141
Visa, Inc.-Class A	1,663	134,537
Western Union Co. (The)-Class W	12,327	265,277

		452,955

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Ltd.	2,268	400,120
Marvell Technology Group Ltd.	13,805	171,182
Microsemi Corp. (a)	2,311	92,348
NVIDIA Corp.	1,210	74,221
Synaptics, Inc. (a)	643	36,632

		774,503

Software - 4.7%
Activision Blizzard, Inc.	3,576	147,939
CommVault Systems, Inc. (a)	461	23,760
Microsoft Corp. (b)	3,794	218,003
Oracle Corp. (b)	3,622	149,299
PTC, Inc. (a)(b)	2,991	127,626
Square Enix Holdings Co., Ltd.	2,169	63,568
Symantec Corp.	12,565	303,194
Take-Two Interactive Software, Inc. (a)	6,317	274,600
Verint Systems, Inc. (a)(b)	2,199	75,030
VMware, Inc.-Class A (a)(b)	1,489	109,188

		1,492,207

Technology Hardware, Storage & Peripherals - 2.1%
NCR Corp. (a)	3,901	132,049
NetApp, Inc. (b)	6,383	220,788
Western Digital Corp. (b)	6,520	304,288

		657,125

		4,840,237

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.3%
Auto Components - 1.7%
Goodyear Tire & Rubber Co. (The)	6,428	$188,662
Johnson Controls, Inc.	6,618	290,398
Tenneco, Inc. (a)	1,471	82,126

		561,186

Automobiles - 0.4%
Harley-Davidson, Inc.	852	44,900
Peugeot SA (a)	5,897	87,292

		132,192

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp. (b)	1,123	129,886

Household Durables - 1.5%
CalAtlantic Group, Inc.	5,742	209,525
Whirlpool Corp.	1,517	270,997

		480,522

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)(b)	389	299,203
Liberty Interactive Corp. QVC Group-Class A (a)	10,288	217,386

		516,589

Media - 4.7%
CBS Corp.-Class B	522	26,638
Charter Communications, Inc.-Class A (a)(b)	829	213,227
Comcast Corp.-Class A	5,292	345,356
Discovery Communications, Inc.-Class A (a)(b)	2,994	76,377
DISH Network Corp.-Class A (a)(b)	3,181	159,782
JCDecaux SA	6,091	209,833
Liberty Global PLC - Series C (a)	6,289	193,890
Time Warner, Inc.	3,457	271,063

		1,496,166

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,030	85,181

Specialty Retail - 0.8%
Industria de Diseno Textil SA	4,232	150,004
MarineMax, Inc. (a)	2,653	52,609
TJX Cos., Inc. (The)	534	41,353

		243,966

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	5,268	201,132
Kate Spade & Co. (a)	1,372	25,602
Moncler SpA	2,927	48,584

		275,318

		3,921,006

Company	Shares	U.S. $ Value
Industrials - 8.2%
Aerospace & Defense - 0.5%
Airbus Group SE	281	$16,461
Lockheed Martin Corp.	552	134,119

		150,580

Air Freight & Logistics - 0.8%
FedEx Corp. (b)	1,633	269,331

Airlines - 0.6%
Delta Air Lines, Inc.	4,507	165,632
Wizz Air Holdings PLC (a)(c)	1,001	21,015

		186,647

Building Products - 0.1%
AO Smith Corp.	344	33,189

Commercial Services & Supplies - 1.0%
Tyco International PLC	7,119	310,958

Construction & Engineering - 0.8%
AECOM (a)	2,552	78,678
Fluor Corp.	3,349	173,813

		252,491

Electrical Equipment - 1.0%
Eaton Corp. PLC	4,625	307,748

Machinery - 0.1%
Parker-Hannifin Corp.	376	46,071

Road & Rail - 2.6%
Avis Budget Group, Inc. (a)	2,430	87,796
CSX Corp.	4,653	131,587
Hertz Global Holdings, Inc. (a)	2,541	125,169
Kansas City Southern	2,991	289,289
Norfolk Southern Corp.	212	19,907
Swift Transportation Co. (a)	9,811	182,583

		836,331

Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	4,938	197,372
MRC Global, Inc. (a)	2,391	35,076

		232,448

		2,625,794

Materials - 8.0%
Chemicals - 2.2%
Albemarle Corp.	1,110	88,767
Celanese Corp. - Series A	3,618	233,108
Monsanto Co.	1,423	151,549
Sherwin-Williams Co. (The) (b)	818	232,075

		705,499

Company	Shares	U.S. $ Value
Construction Materials - 0.2%
Buzzi Unicem SpA	2,572	$54,728

Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	3,849	69,012

Metals & Mining - 4.1%
Boliden AB	4,648	98,347
First Quantum Minerals Ltd.	3,580	27,135
Freeport-McMoRan, Inc.	2,964	30,500
Impala Platinum Holdings Ltd. (a)	12,178	46,821
Newmont Mining Corp.	6,339	242,403
Silver Wheaton Corp.	6,126	155,172
Teck Resources Ltd.-Class B	31,811	517,247
United States Steel Corp.	9,693	188,432

		1,306,057

Paper & Forest Products - 1.3%
Canfor Corp. (a)	22,567	262,083
West Fraser Timber Co., Ltd.	4,751	159,948

		422,031

		2,557,327

Health Care - 7.4%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	477	33,318
Biogen, Inc. (a)	144	44,011
Celgene Corp. (a)	289	30,848
Gilead Sciences, Inc.	2,041	159,974
Incyte Corp. (a)	360	29,196
Vertex Pharmaceuticals, Inc. (a)	334	31,566

		328,913

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co. (b)	728	129,009

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	1,236	63,271
Aetna, Inc.	3,037	355,693
Anthem, Inc.	2,353	294,313
HCA Holdings, Inc. (a)(b)	1,076	81,292
Universal Health Services, Inc.-Class B (b)	935	112,696

		907,265

Pharmaceuticals - 3.2%
Allergan PLC (a)(b)	2,456	576,030
Bristol-Myers Squibb Co. (b)	3,509	201,381
Pfizer, Inc. (b)	6,871	239,111

		1,016,522

		2,381,709

Company	Shares	U.S. $ Value
Financials - 7.4%
Banks - 2.3%
Bank of America Corp.	20,266	$327,093
Bank of the Ozarks, Inc. (b)	3,199	125,337
Fifth Third Bancorp	1,738	35,038
KeyCorp	2,780	34,917
Regions Financial Corp.	2,104	20,977
Signature Bank/New York NY (a)	183	22,328
SunTrust Banks, Inc.	127	5,597
Wells Fargo & Co.	697	35,407
Western Alliance Bancorp (a)(b)	3,477	132,891

		739,585

Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	2,048	290,918
Ameriprise Financial, Inc.	2,400	242,592
OM Asset Management PLC	4,261	57,524

		591,034

Diversified Financial Services - 0.2%
Intercontinental Exchange, Inc. (b)	244	68,813

Insurance - 3.0%
Aflac, Inc.	4,936	366,153
Assurant, Inc.	1,655	148,205
Lincoln National Corp.	5,066	243,320
Willis Towers Watson PLC	1,628	201,888

		959,566

		2,358,998

Consumer Staples - 5.1%
Beverages - 3.1%
Constellation Brands, Inc.-Class A	2,986	489,853
Molson Coors Brewing Co.-Class B (b)	2,223	227,458
Monster Beverage Corp. (a)	1,773	272,847

		990,158

Consumer Products - 0.5%
Alphabet, Inc.-Class A (a)	226	178,506

Food Products - 0.7%
JM Smucker Co. (The)	74	10,492
Nestle SA (REG)	2,546	202,898

		213,390

Tobacco - 0.8%
British American Tobacco PLC (b)	4,011	248,853

		1,630,907

Company	Shares	U.S. $ Value
Energy - 5.1%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	4,392	$147,308
Schlumberger Ltd.	1,989	157,131

		304,439

Oil, Gas & Consumable Fuels - 4.1%
Concho Resources, Inc. (a)	1,275	164,730
Continental Resources, Inc./OK (a)	6,333	303,731
EOG Resources, Inc.	3,061	270,868
Newfield Exploration Co. (a)	3,978	172,486
Occidental Petroleum Corp.	2,285	175,602
Suncor Energy, Inc. (New York)	8,478	229,838

		1,317,255

		1,621,694

Utilities - 1.0%
Multi-Utilities - 1.0%
Sempra Energy (b)	3,096	323,935

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (c)	4,764	83,176
Sunrise Communications Group AG (a)(c)	1,136	77,345

		160,521

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	7,894	97,246

		257,767

Total Common Stocks (cost $21,383,977)		22,519,374

DEPOSITORY RECEIPTS - 1.8%
Consumer Discretionary - 0.6%
Internet & Catalog Retail - 0.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,967	191,173

Financials - 0.1%
Banks - 0.1%
Barclays PLC (Sponsored ADR)	3,537	32,222

Industrials - 0.1%
Airlines - 0.1%
Latam Airlines Group SA (Sponsored ADR) (a)	2,596	21,079

Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV (REG)	1,184	126,155

Materials - 0.6%
Metals & Mining - 0.6%
AngloGold Ashanti Ltd. (Sponsored ADR) (a)	3,901	62,767
Rio Tinto PLC (Sponsored ADR)	4,685	141,347

		204,114

Total Depository Receipts (cost $548,400)		574,743

Company	Shares	U.S. $ Value
WARRANTS - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Alinma Bank, expiring 9/27/16 (a) (cost $164,414)	46,724	$155,110

REAL ESTATE INVESTMENT TRUST UNITS - 0.4%
Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
National Retail Properties, Inc.	1,395	69,889
Crown Castle International Corp.	669	63,401

Total Real Estate Investment Trust Units (cost $126,785)		133,290

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equities - 0.2%
3D Systems Corp. Expiration: Sep 2016, Exercise Price: $ 16.00 (a)(d)	9	1,530
3D Systems Corp. Expiration: Sep 2016, Exercise Price: $ 14.00 (a)(d)	29	1,383
3D Systems Corp. Expiration: Sep 2016, Exercise Price: $ 13.00 (a)(d)	23	467
Acadia Healthcare Co., Inc. Expiration: Sep 2016, Exercise Price: $ 50.00 (a)(d)	5	656
Bank of the Ozarks, Inc. Expiration: Nov 2016, Exercise Price: $ 35.00 (a)(d)	7	675
BofI Holding, Inc. Expiration: Oct 2016, Exercise Price: $ 20.00 (a)(d)	14	1,280
CarMax, Inc. Expiration: Sep 2016, Exercise Price: $ 55.00 (a)(d)	5	209
CarMax, Inc. Expiration: Oct 2016, Exercise Price: $ 55.00 (a)(d)	3	482
CarMax, Inc. Expiration: Oct 2016, Exercise Price: $ 47.50 (a)(d)	3	118
Caterpillar, Inc. Expiration: Sep 2016, Exercise Price: $ 80.00 (a)(d)	6	451

Company	Contracts	U.S. $ Value
Caterpillar, Inc. Expiration: Sep 2016, Exercise Price: $ 72.50 (a)(d)	6	$29
Cheniere Energy, Inc. Expiration: Sep 2016, Exercise Price: $ 30.00 (a)(d)	20	0	^
Chesapeake Energy Corp. Expiration: Sep 2016, Exercise Price: $ 6.50 (a)(d)	26	1,274
Chesapeake Energy Corp. Expiration: Sep 2016, Exercise Price: $ 6.00 (a)(d)	71	1,747
Credit Acceptance Corp. Expiration: Sep 2016, Exercise Price: $ 190.00 (a)(d)	1	274
Five Below, Inc. Expiration: Sep 2016, Exercise Price: $ 45.00 (a)(d)	9	1,810
Five Below, Inc. Expiration: Nov 2016, Exercise Price: $ 40.00 (a)(d)	7	1,031
Fortescue Metals Group Ltd. Expiration: Sep 2016, Exercise Price: AUD 3.50 (a)(d)	56	55
Fortescue Metals Group Ltd. Expiration: Sep 2016, Exercise Price: 3.00 (a)(d)	79	24
Freeport-McMoRan, Inc. Expiration: Sep 2016, Exercise Price: $ 10.00 (a)(d)	18	628
Garmin Ltd. Expiration: Sep 2016, Exercise Price: $ 50.00 (a)(d)	3	549
Glencore PLC Expiration: Sep 2016, Exercise Price: GBP 1.85 (a)(e)	19,425	3,316
Goodyear Tire & Rubber Co. (The) Expiration: Oct 2016, Exercise Price: $ 25.00 (a)(d)	14	378
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 37.50 (a)(d)	7	246
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 35.00 (a)(d)	6	73
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 32.50 (a)(d)	4	18
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 30.00 (a)(d)	7	13
LifeLock, Inc. Expiration: Sep 2016, Exercise Price: $ 15.00 (a)(d)	16	101

Company	Contracts	U.S. $ Value
lululemon athletica, Inc. Expiration: Sep 2016, Exercise Price: $ 80.00 (a)(d)	5	$2,392
lululemon athletica, Inc. Expiration: Oct 2016, Exercise Price: $ 75.00 (a)(d)	5	1,729
Netflix, Inc. Expiration: Sep 2016, Exercise Price: $ 90.00 (a)(d)	2	102
Netflix, Inc. Expiration: Sep 2016, Exercise Price: $ 80.00 (a)(d)	9	32
Netflix, Inc. Expiration: Oct 2016, Exercise Price: $ 95.00 (a)(d)	3	1,323
Petroleo Brasileiro SA Expiration: Sep 2016, Exercise Price: $ 9.00 (a)(d)	17	632
Petroleo Brasileiro SA Expiration: Sep 2016, Exercise Price: $ 8.00 (a)(d)	47	442
Petroleo Brasileiro SA Expiration: Oct 2016, Exercise Price: $ 9.00 (a)(d)	21	1,457
Petroleo Brasileiro SA Expiration: Oct 2016, Exercise Price: $ 8.00 (a)(d)	22	733
PowerShares QQQ Trust Expiration: Oct 2016, Exercise Price: $ 111.00 (a)(d)	73	7,665
Signet Jewelers Ltd. Expiration: Sep 2016, Exercise Price: $ 85.00 (a)(d)	2	771
Sotheby’s Expiration: Sep 2016, Exercise Price: $ 39.00 (a)(d)	5	416
Sotheby’s Expiration: Oct 2016, Exercise Price: $ 39.00 (a)(d)	3	512
Sotheby’s Expiration: Oct 2016, Exercise Price: $ 26.00 (a)(d)	10	71
Southwestern Energy Co. Expiration: Sep 2016, Exercise Price: $ 14.00 (a)(d)	15	1,075
Stratasys Ltd. Expiration: Sep 2016, Exercise Price: $ 23.00 (a)(d)	6	1,225
Stratasys Ltd. Expiration: Sep 2016, Exercise Price: $ 20.00 (a)(d)	14	717

Company	Contracts	U.S. $ Value
Tesla Motors, Inc. Expiration: Sep 2016, Exercise Price: $ 210.00 (a)(d)	1	$520
Tesla Motors, Inc. Expiration: Sep 2016, Exercise Price: $ 200.00 (a)(d)	2	368
Tesla Motors, Inc. Expiration: Oct 2016, Exercise Price: $ 215.00 (a)(d)	1	1,405
Tesla Motors, Inc. Expiration: Oct 2016, Exercise Price: $ 205.00 (a)(d)	2	1,736
United Continental Holdings, Inc. Expiration: Sep 2016, Exercise Price: $ 47.00 (a)(d)	4	144
Zillow Group, Inc. Expiration: Nov 2016, Exercise Price: $ 35.00 (a)(d)	4	1,288

Total Options on Equities (cost $92,079)		45,572

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Oct 2016, Exercise Price: $ 211.00 (a)(d)	23	5,141

Total Options Purchased - Puts (premiums paid $100,084)		50,713

	Shares
SHORT-TERM INVESTMENTS - 18.5%
Investment Companies - 18.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (f)(g) (cost $5,922,453)	5,922,453	5,922,453

Total Investments Before Securities Sold Short - 91.8% (cost $28,246,113)		29,355,683

SECURITIES SOLD SHORT - (24.7)%
COMMON STOCKS - (17.8)%
Consumer Discretionary - (6.2)%
Auto Components - (0.5)%
BorgWarner, Inc.	(964)	(33,152)
Continental AG	(122)	(25,525)
Delphi Automotive PLC	(1,034)	(73,063)
Goodyear Tire & Rubber Co. (The)	(866)	(25,417)

		(157,157)

Automobiles - (0.5)%
Ford Motor Co.	(10,294)	(129,705)
Tesla Motors, Inc. (a)	(222)	(47,066)

		(176,771)

Company	Shares	U.S. $ Value
Diversified Consumer Services - (0.4)%
DeVry Education Group, Inc.	(1,268)	$(29,215)
Grand Canyon Education, Inc. (a)	(907)	(37,668)
LifeLock, Inc. (a)	(1,357)	(22,580)
Sotheby’s	(871)	(34,535)

		(123,998)

Hotels, Restaurants & Leisure - (2.2)%
Buffalo Wild Wings, Inc. (a)	(205)	(33,251)
Carnival Corp.	(684)	(32,695)
Chipotle Mexican Grill, Inc. (a)	(190)	(78,609)
Darden Restaurants, Inc.	(791)	(48,757)
Hilton Worldwide Holdings, Inc.	(7,006)	(167,233)
Marriott International, Inc./MD-Class A	(2,213)	(157,854)
Restaurant Brands International, Inc.	(1,337)	(63,748)
Royal Caribbean Cruises Ltd.	(561)	(39,893)
Sonic Corp.	(1,290)	(37,010)
Wendy’s Co. (The)	(3,475)	(35,410)
Wynn Resorts Ltd.	(222)	(19,829)

		(714,289)

Household Durables - (0.3)%
Lennar Corp.-Class A	(1,403)	(66,362)
Newell Brands, Inc.	(568)	(30,149)

		(96,511)

Internet & Catalog Retail - (0.3)%
Netflix, Inc. (a)	(423)	(41,221)
TripAdvisor, Inc. (a)	(354)	(21,594)
Zalando SE (a)(c)	(531)	(20,276)

		(83,091)

Media - (0.5)%
Altice NV-Class A (a)	(2,558)	(42,730)
Walt Disney Co. (The)	(661)	(62,438)
World Wrestling Entertainment, Inc.-Class A	(3,076)	(63,889)

		(169,057)

Multiline Retail - (0.3)%
Target Corp.	(1,390)	(97,564)

Specialty Retail - (0.3)%
AutoNation, Inc. (a)	(480)	(22,728)
CarMax, Inc. (a)	(152)	(8,960)
Five Below, Inc. (a)	(350)	(15,596)
Signet Jewelers Ltd.	(455)	(37,301)

		(84,585)

Textiles, Apparel & Luxury Goods - (0.9)%
Cie Financiere Richemont SA (REG)	(1,669)	(96,202)
Fossil Group, Inc. (a)	(1,326)	(37,871)
lululemon athletica, Inc. (a)	(724)	(55,393)
Michael Kors Holdings Ltd. (a)	(577)	(28,244)
Swatch Group AG (The) - Series BR	(307)	(79,079)

		(296,789)

		(1,999,812)

Company	Shares	U.S. $ Value
Industrials - (3.8)%
Aerospace & Defense - (0.5)%
Boeing Co. (The)	(1,302)	$(168,544)

Air Freight & Logistics - (0.7)%
CH Robinson Worldwide, Inc.	(1,392)	(96,633)
United Parcel Service, Inc.-Class B	(777)	(84,864)
XPO Logistics, Inc. (a)	(970)	(34,726)

		(216,223)

Airlines - (0.7)%
American Airlines Group, Inc.	(3,173)	(115,180)
Deutsche Lufthansa AG (REG)	(4,368)	(50,811)
Norwegian Air Shuttle ASA (a)	(484)	(17,583)
WestJet Airlines Ltd.	(2,160)	(39,860)

		(223,434)

Electrical Equipment - (0.1)%
Sunrun, Inc. (a)	(2,516)	(15,297)
Vestas Wind Systems A/S	(436)	(36,190)

		(51,487)

Machinery - (0.9)%
Caterpillar, Inc.	(1,046)	(85,720)
Cummins, Inc.	(388)	(48,736)
PACCAR, Inc.	(2,369)	(141,761)

		(276,217)

Marine - (0.1)%
AP Moeller - Maersk A/S-Class B	(35)	(52,359)

Road & Rail - (0.1)%
Landstar System, Inc.	(239)	(16,546)

Trading Companies & Distributors - (0.7)%
AerCap Holdings NV (a)	(1,988)	(79,460)
Fastenal Co.	(1,457)	(62,811)
Noble Group Ltd. (a)	(157,400)	(13,696)
WW Grainger, Inc.	(285)	(65,738)

		(221,705)

		(1,226,515)

Financials - (2.6)%
Banks - (0.8)%
Banco Santander SA	(4,880)	(21,889)
Bank of the Ozarks, Inc.	(715)	(28,014)
BankUnited, Inc.	(688)	(22,119)
CIT Group, Inc.	(459)	(16,928)
DBS Group Holdings Ltd.	(5,308)	(58,318)
East West Bancorp, Inc.	(612)	(22,730)
Home BancShares, Inc.	(1,056)	(24,710)
Societe Generale SA	(950)	(34,684)
UniCredit SpA	(11,591)	(29,811)

		(259,203)

Company	Shares	U.S. $ Value
Capital Markets - (0.4)%
Deutsche Bank AG (REG) (a)	(4,764)	$(70,033)
Goldman Sachs Group, Inc. (The)	(327)	(55,413)
Waddell & Reed Financial, Inc.-Class A	(825)	(15,345)

		(140,791)

Consumer Finance - (0.3)%
Ally Financial, Inc.	(1,305)	(26,152)
Credit Acceptance Corp. (a)	(195)	(38,932)
OneMain Holdings, Inc. (a)	(840)	(26,048)

		(91,132)

Insurance - (1.0)%
AmTrust Financial Services, Inc.	(1,587)	(42,040)
CNP Assurances	(16,210)	(261,476)

		(303,516)

Thrifts & Mortgage Finance - (0.1)%
BofI Holding, Inc. (a)	(1,798)	(38,657)

		(833,299)

Information Technology - (1.3)%
Electronic Equipment, Instruments & Components - (0.1)%
Tech Data Corp. (a)	(305)	(22,643)

Internet Software & Services - (0.2)%
CoStar Group, Inc. (a)	(68)	(14,093)
GrubHub, Inc. (a)	(180)	(7,303)
MercadoLibre, Inc.	(178)	(30,616)

		(52,012)

IT Services - (0.2)%
International Business Machines Corp.	(468)	(74,356)

Software - (0.4)%
Oracle Corp.	(1,186)	(48,887)
Workday, Inc. Class A (a)	(866)	(73,428)

		(122,315)

Technology Hardware, Storage & Peripherals - (0.4)%
3D Systems Corp. (a)	(2,493)	(36,148)
HP, Inc.	(1,182)	(16,985)
NetApp, Inc.	(1,107)	(38,291)
Seagate Technology PLC	(643)	(21,695)
Stratasys Ltd. (a)	(1,317)	(28,105)

		(141,224)

		(412,550)

Materials - (1.1)%
Chemicals - (0.5)%
EI du Pont de Nemours & Co.	(853)	(59,369)
Mosaic Co. (The)	(3,162)	(95,081)

		(154,450)

Company	Shares	U.S. $ Value
Construction Materials - (0.3)%
HeidelbergCement AG	(391)	$(36,285)
LafargeHolcim Ltd. (REG) (a)	(1,025)	(54,420)

		(90,705)

Metals & Mining - (0.2)%
Freeport-McMoRan, Inc.	(3,370)	(34,677)
Southern Copper Corp.	(960)	(24,787)

		(59,464)

Paper & Forest Products - (0.1)%
Domtar Corp.	(847)	(31,610)
International Paper Co.	(406)	(19,687)

		(51,297)

		(355,916)

Energy - (1.0)%
Oil, Gas & Consumable Fuels - (1.0)%
Canadian Natural Resources Ltd.	(756)	(23,474)
Carrizo Oil & Gas, Inc. (a)	(563)	(21,557)
Cheniere Energy, Inc. (a)	(836)	(35,864)
Chesapeake Energy Corp. (a)	(8,797)	(55,861)
CONSOL Energy, Inc.	(1,145)	(20,885)
Devon Energy Corp.	(460)	(19,932)
Oasis Petroleum, Inc. (a)	(5,137)	(48,699)
SM Energy Co.	(558)	(21,137)
Whiting Petroleum Corp. (a)	(5,464)	(39,832)
WPX Energy, Inc. (a)	(1,713)	(20,556)

		(307,797)

Consumer Staples - (0.9)%
Beverages - (0.1)%
Monster Beverage Corp. (a)	(171)	(26,315)

Food & Staples Retailing - (0.8)%
Wal-Mart Stores, Inc.	(1,182)	(84,442)
Whole Foods Market, Inc.	(3,291)	(99,981)
Woolworths Ltd.	(3,649)	(64,920)

		(249,343)

		(275,658)

Health Care - (0.5)%
Health Care Equipment & Supplies - (0.1)%
Cooper Cos., Inc. (The)	(158)	(29,375)

Health Care Providers & Services - (0.1)%
Acadia Healthcare Co., Inc. (a)	(611)	(31,277)
Express Scripts Holding Co. (a)	(262)	(19,048)

		(50,325)

Company	Shares	U.S. $ Value
Pharmaceuticals - (0.3)%
Akorn, Inc. (a)	(1,212)	$(32,627)
Mallinckrodt PLC (a)	(318)	(23,703)
Valeant Pharmaceuticals International, Inc. (a)	(924)	(26,824)

		(83,154)

		(162,854)

Utilities - (0.2)%
Multi-Utilities - (0.2)%
Consolidated Edison, Inc.	(810)	(60,953)

Real Estate - (0.1)%
Real Estate Management & Development - (0.1)%
Brookfield Asset Management, Inc.-Class A	(1,264)	(42,584)

Telecommunication Services - (0.1)%
Diversified Telecommunication Services - (0.1)%
AT&T, Inc.	(488)	(19,949)

Total Common Stocks (proceeds $5,527,614)		(5,697,887)

MUTUAL FUNDS - (6.1)%
Index - (6.1)%
Index - (6.1)%
Consumer Discretionary Select Sector SPDR Fund	(2,279)	(183,597)
Consumer Staples Select Sector SPDR Fund	(1,685)	(91,698)
Energy Select Sector SPDR Fund	(585)	(40,096)
Health Care Select Sector SPDR Fund	(762)	(55,443)
Industrial Select Sector SPDR Fund	(4,020)	(235,532)
iShares 20+ Year Treasury Bond ETF	(271)	(37,905)
iShares STOXX Europe 600 UCITS ETF	(1,815)	(70,191)
Materials Select Sector SPDR Fund	(1,470)	(71,471)
SPDR S&P 500 ETF Trust	(3,160)	(687,110)
SPDR S&P Metals & Mining ETF	(3,351)	(86,054)
SPDR S&P Regional Banking ETF	(2,511)	(108,073)
Technology Select Sector SPDR Fund	(5,299)	(249,000)
Utilities Select Sector SPDR Fund	(799)	(39,335)

Total Mutual Funds (proceeds $1,869,426)		(1,955,505)

DEPOSITORY RECEIPTS - (0.8)%
Energy - (0.3)%
Oil, Gas & Consumable Fuels - (0.3)%
Petroleo Brasileiro SA (Sponsored ADR) (a)	(4,356)	(39,814)
Royal Dutch Shell PLC (Sponsored ADR)-Class A	(821)	(40,147)

		(79,961)

Information Technology - (0.2)%
Internet Software & Services - (0.2)%
Baidu, Inc. (Sponsored ADR) (a)	(239)	(40,886)
YY, Inc. (ADR) (a)	(641)	(32,979)

		(73,865)

Company	Shares	U.S. $ Value
Consumer Discretionary - (0.2)%
Internet & Catalog Retail - (0.2)%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	(601)	$(58,411)

Health Care - (0.1)%
Pharmaceuticals - (0.1)%
Dr Reddy’s Laboratories Ltd. (ADR)	(657)	(29,900)
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	(197)	(9,927)

		(39,827)

Total Depository Receipts (proceeds $221,401)		(252,064)

Total Securities Sold Short (proceeds $7,618,441)		(7,905,456)

Total Investments, Net of Securities Sold Short - 67.1% (cost $20,627,672) (h)		21,450,227
Other assets less liabilities - 32.9%		10,520,515

Net Assets - 100.0%		$31,970,742

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	CAD	478	USD	370	10/31/16	$5,421
Morgan Stanley & Co., Inc.	CAD	59	USD	45	10/31/16	(49)
Morgan Stanley & Co., Inc.	EUR	45	USD	51	10/31/16	606
Morgan Stanley & Co., Inc.	GBP	74	USD	97	10/31/16	380
Morgan Stanley & Co., Inc.	JPY	6,330	USD	63	10/31/16	1,693
Morgan Stanley & Co., Inc.	SEK	738	USD	88	10/31/16	1,476
Morgan Stanley & Co., Inc.	USD	55	CHF	53	10/31/16	(503)
Morgan Stanley & Co., Inc.	USD	82	EUR	73	10/31/16	56
Morgan Stanley & Co., Inc.	USD	30	GBP	23	10/31/16	(21)
Morgan Stanley & Co., Inc.	ZAR	713	USD	49	10/31/16	1,427
Morgan Stanley & Co., Inc.	CHF	8	USD	8	11/17/16	125
Morgan Stanley & Co., Inc.	CHF	77	USD	78	11/17/16	(204)
Morgan Stanley & Co., Inc.	EUR	31	USD	35	11/17/16	134
Morgan Stanley & Co., Inc.	EUR	294	USD	327	11/17/16	(2,190)
Morgan Stanley & Co., Inc.	USD	5	CHF	5	11/17/16	(17)
Morgan Stanley & Co., Inc.	USD	39	EUR	35	11/17/16	270
Morgan Stanley & Co., Inc.	USD	11	EUR	10	11/17/16	(19)

						$8,585

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley & Co., Inc.
Air France-KLM	10,442	EONIA Plus 0.40%	EUR	71	7/24/17	$(21,799)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Anglo American PLC	10,911	BBA 1 Month LIBOR Plus 0.50%	GBP	77	7/24/17	$10,861
Antofagasta PLC	18,766	BBA 1 Month LIBOR Plus 0.50%	GBP	87	7/24/17	7,313
Brunswick Corp.	4,655	FedFundEffective Plus 0.35%	USD	217	7/24/17	(2,297)
Constellation Brands, Inc.	1,339	FedFundEffective Plus 0.50%	USD	196	7/24/17	23,865
Louisiana-Pacific Corp.	1,578	FedFundEffective Plus 0.50%	USD	28	7/24/17	2,419
Moncler SpA	858	EURIBOR 1 Month Plus 0.50%	EUR	12	7/24/17	1,375
NVR, Inc.	312	BBA 1 Month LIBOR Plus 0.50%	USD	466	5/22/17	60,084
Peugeot SA	4,145	EURIBOR 1 Month Plus 0.50%	EUR	57	7/24/17	(2,041)
Plastic Omnium SA	2,434	EURIBOR 1 Month Plus 0.50%	EUR	70	7/24/47	(807)
Rio Tinto PLC	6,948	BBA 1 Month LIBOR Plus 0.50%	GBP	135	7/24/17	31,430
Weichai Power Co., Ltd.	28,369	HONIA Plus 0.95%	HKD	289	7/24/17	(1,512)
Wizz Air Holdings PLC	899	EURIBOR 1 Month Plus 0.50%	GBP	18	1/16/17	(5,014)
Wizz Air Holdings PLC	799	EURIBOR 1 Month Plus 0.50%	GBP	12	3/3/17	788
Pay Total Return on Reference Obligation
Morgan Stanley & Co., Inc.
Agile Property Holdings Ltd.	29,300	HK Overnight Index Swap Ref Rate Minus 1.41%	HKD	146	10/3/16	2,177
Agile Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 1.41%	HKD	5	10/3/16	59
Agile Property Holdings Ltd.	2,200	HK Overnight Index Swap Ref Rate Minus 1.41%	HKD	11	10/3/16	132
Air China Ltd.	111,020	HK Overnight Index Swap Ref Rate Minus 0.50%	HKD	660	7/24/17	3,076
Airbus Group SE	425	EONIA Minus 0.40%	EUR	22	8/21/17	94
Ashmore Group PLC	8,279	SONIA Overnight Deposit Rate Minus 13.44%	GBP	24	10/3/16	(6,883)
Banco Bilbao Vizcaya Argentaria, SA	11,113	FedFundEffective Minus 0.50%	USD	63	6/1/18	(6,400)
Banco do Brasil SA	8,595	FedFundEffective Minus 1.25%	USD	40	7/24/17	(22,026)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,307	FedFundEffective Minus 0.40%	USD	33	7/24/17	(8,086)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
BYD Co., Ltd.	1,170	HK Overnight Index Swap Ref Rate Minus 5.00%	HKD	55	10/3/16	$(1,000)
BYD Co., Ltd.	3,300	HK Overnight Index Swap Ref Rate Minus 5.00%	HKD	169	10/3/16	(1,139)
Canon, Inc.	280	MUTSCALM Minus 0.40%	JPY	939	10/3/16	837
Canon, Inc.	190	MUTSCALM Minus 0.40%	JPY	927	10/3/16	3,032
Capitec Bank Holdings Ltd.	1,212	South Africa Benchmark Overnight Rate Minus 1.67%	ZAR	691	10/3/16	(1,058)
China Cinda Asset Management Co., Ltd.	21,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	101	10/3/16	5,586
China Cinda Asset Management Co., Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	17	10/3/16	597
China Cinda Asset Management Co., Ltd.	8,700	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	35	10/3/16	1,449
China CITIC Bank Corp., Ltd.	36,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	160	10/3/16	(3,430)
China CITIC Bank Corp., Ltd.	40,700	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	197	10/3/16	(1,365)
China Everbright Bank Co., Ltd.	27,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	94	10/3/16	(638)
China Everbright Bank Co., Ltd.	55,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	248	10/3/16	5,818
China Huarong Asset Management Co., Ltd.	69,000	HK Overnight Index Swap Ref Rate Minus 12.38%	HKD	206	10/3/16	(757)
China Merchants Bank	26,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	510	10/3/16	2,626
China Minsheng Banking Corp., Ltd.	62,400	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	466	10/3/16	(6,862)
China Pacific Insurance (Group) Co., Ltd.	3,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	121	10/3/16	2,338
China Petroleum & Chemical Corp.	40,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	228	10/3/16	403
Cielo SA	3,008	FedFundEffective Minus 1.00%	USD	29	7/24/17	(2,046)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Evergrande Real Estate Group Ltd.	53,200	HK Overnight Index Swap Ref Rate Minus 2.78%	HKD	315	10/3/16	$4,021
Evergrande Real Estate Group Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 2.78%	HKD	9	10/3/16	476
Evergrande Real Estate Group Ltd.	400	HK Overnight Index Swap Ref Rate Minus 2.78%	HKD	1	10/3/16	(119)
Fast Retailing Co., Ltd.	35	MUTSCALM Minus 0.40%	JPY	1,263	10/3/16	(145)
Fast Retailing Co., Ltd.	55	MUTSCALM Minus 0.40%	JPY	3,041	10/3/16	9,970
Fortescue Metals Group Ltd.	10,200	RBA Daily Cash Rate Target Minus 4.19%	AUD	29	10/3/16	(15,519)
Glencore PLC	9,602	SONIA Overnight Deposit Rate Minus 0.30%	GBP	12	10/3/16	(6,552)
Glencore PLC	300	SONIA Overnight Deposit Rate Minus 0.30%	GBP	1	10/3/16	688
Glencore PLC	7,794	SONIA Overnight Deposit Rate Minus 0.30%	GBP	26	10/3/16	16,490
Glencore PLC	231	SONIA Overnight Deposit Rate Minus 0.30%	GBP	1	10/3/16	437
Hyundai Heavy Industries Co., Ltd.	168	FedFundEffective Minus 0.73%	USD	19	10/3/16	(2,087)
ICAP PLC	2,546	SONIA Overnight Deposit Rate Minus 0.30%	GBP	13	10/3/16	1,438
ICAP PLC	3,516	SONIA Overnight Deposit Rate Minus 0.30%	GBP	17	10/3/16	(97)
Imerys SA	104	EONIA Minus 0.35%	EUR	6	10/3/16	(492)
Imerys SA	275	EONIA Minus 0.35%	EUR	19	10/3/16	1,627
Jiangxi Copper Co., Ltd. - Class H	27,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	254	10/3/16	925
Just Eat PLC	4,610	SONIA Overnight Deposit Rate Minus 0.30%	GBP	19	10/3/16	(7,648)
Just Eat PLC	2,230	SONIA Overnight Deposit Rate Minus 0.30%	GBP	10	10/3/16	(2,710)
Kingsoft Corp., Ltd.	23,500	HK Overnight Index Swap Ref Rate Minus 1.98%	HKD	368	10/3/16	(466)
Kroger Co. (The)	1,175	FedFundEffective Minus 0.35%	USD	38	8/6/18	202

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Lenovo Group Ltd.	55,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	361		10/3/16	$8,851
Lenovo Group Ltd.	2,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	76		10/3/16	8,412
Li & Fung Ltd.	17,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	108		10/3/16	4,703
Li & Fung Ltd.	29,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	202		10/3/16	11,093
Lloyds Banking Group PLC	34,796	SONIA Overnight Deposit Rate Minus 0.30%	GBP	20		10/3/16	(1,523)
Longfor Properties	12,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	144		10/3/16	(2,047)
Mitsui Osk Lines Ltd.	12,886	MUTSCALM Minus 0.40%	JPY	3,900		10/3/16	7,853
MTN Group Ltd.	9,391	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,267		10/3/16	7,670
Nintendo Co., Ltd.	100	MUTSCALM Minus 0.40%	JPY	2,120		10/3/16	(1,584)
Ocado Group PLC	1,919	SONIA Overnight Deposit Rate Minus 8.07%	GBP	6		10/3/16	413
Ocado Group PLC	2,712	SONIA Overnight Deposit Rate Minus 8.07%	GBP	10		10/3/16	2,741
Ocado Group PLC	433	SONIA Overnight Deposit Rate Minus 8.07%	GBP	2		10/3/16	624
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 8.07%	GBP	0	*	10/3/16	141
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 8.07%	GBP	0	*	10/3/16	143
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 8.07%	GBP	1		10/3/16	331
Old Mutual PLC	26,217	SONIA Overnight Deposit Rate Minus 0.30%	GBP	47		10/3/16	(5,503)
PICC Property and Casualty Co., Ltd. - Class H	19,057	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	242		10/3/16	(1,082)
Ping An Insurance Group Co. of China Ltd.	13,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	496		10/3/16	(5,601)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Sasol Ltd.	879	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	352	10/3/16	$1,733
Sino Land Co.	14,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	170	10/3/16	(2,298)
Standard and Poor’s 500 Index	193	FedFundEffective Minus 0.20%	USD	419	9/1/18	(442)
Standard Chartered PLC	7,744	SONIA Overnight Deposit Rate Minus 0.30%	GBP	49	10/3/16	(874)
Tesco PLC	10,689	SONIA Overnight Deposit Rate Minus 0.30%	GBP	18	10/3/16	620
Wm Morrison Supermarkets PLC	7,674	SONIA Overnight Deposit Rate Minus 0.30%	GBP	14	10/3/16	(1,186)
Woodside Petroleum Ltd.	1,523	RBA Daily Cash Rate Target Minus 0.40%	AUD	60	10/3/16	11,785
Woolworth Holdings Ltd.	4,387	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	386	10/3/16	2,201
Zhuzhou CSR Times Electric Co., Ltd.	6,600	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	293	10/3/16	2,824
Zoomlion Heavy Industry Science & Technology Co., Ltd.	31,200	HK Overnight Index Swap Ref Rate Minus 6.03%	HKD	164	10/3/16	10,361

						$131,997

^	Less than $0.50.
*	Notional amount less than $500.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $161,260 or 0.5% of net assets.
(d)	One contract relates to 100 shares.
(e)	One contract relates to 1 share.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,318,926 and gross unrealized depreciation of investments was $(1,496,371), resulting in net unrealized appreciation of $822,555.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
HK	-	Hong Kong
HONIA	-	Hong Kong Overnight Index Average
LIBOR	-	London Interbank Offered Rates
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt
UCITS	-	Undertaking for Collective Investment in Transferable Securities

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$4,601,821		$238,416		$	– 0	–	$4,840,237
Consumer Discretionary	3,425,293		495,713			– 0	–	3,921,006
Industrials	2,588,318		37,476			– 0	–	2,625,794
Materials	2,357,431		199,896			– 0	–	2,557,327
Health Care	2,381,709		– 0	–		– 0	–	2,381,709
Financials	2,358,998		– 0	–		– 0	–	2,358,998
Consumer Staples	1,179,156		451,751			– 0	–	1,630,907
Energy	1,621,694		– 0	–		– 0	–	1,621,694
Utilities	323,935		– 0	–		– 0	–	323,935
Telecommunication Services	– 0	–	257,767			– 0	–	257,767
Depository Receipts	574,743		– 0	–		– 0	–	574,743
Warrants	155,110		– 0	–		– 0	–	155,110
Real Estate Investment Trust Units	133,290		– 0	–		– 0	–	133,290
Options Purchased - Puts	– 0	–	50,713			– 0	–	50,713
Short-Term Investments	5,922,453		– 0	–		– 0	–	5,922,453

Investments in Securities:	Level 1		Level 2		Level 3			Total
Liabilities:
Common Stocks:
Consumer Discretionary	$(1,736,000)		$(263,812)		$	– 0	–	$(1,999,812)
Industrials	(1,055,876)		(170,639)			– 0	–	(1,226,515)
Financials	(357,088)		(476,211)			– 0	–	(833,299)
Information Technology	(412,550)		– 0	–		– 0	–	(412,550)
Materials	(265,211)		(90,705)			– 0	–	(355,916)
Energy	(307,797)		– 0	–		– 0	–	(307,797)
Consumer Staples	(210,738)		(64,920)			– 0	–	(275,658)
Health Care	(162,854)		– 0	–		– 0	–	(162,854)
Utilities	(60,953)		– 0	–		– 0	–	(60,953)
Real Estate	(42,584)					– 0	–	(42,584)
Telecommunication Services	(19,949)		– 0	–		– 0	–	(19,949)
Mutual Funds	(1,885,314)		(70,191)			– 0	–	(1,955,505)
Depository Receipts	(252,064)		– 0	–		– 0	–	(252,064)

Total Investments in Securities	20,854,973		595,254			– 0	–	21,450,227
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	11,588			– 0	–	11,588
Total Return Swaps	– 0	–	285,132			– 0	–	285,132
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,003)			– 0	–	(3,003)
Total Return Swaps	– 0	–	(153,135)			– 0	–	(153,135)

Total (b)	$20,854,973		$735,836		$	– 0	–	$21,590,809

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc.

AB Multi-Manager Alternative Strategies Fund

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.9%
Consumer Discretionary - 10.6%
Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)	30,183	$885,871
Johnson Controls, Inc. (a)	28,899	1,268,088
Tenneco, Inc. (b)	6,622	369,706

		2,523,665

Automobiles - 0.2%
Harley-Davidson, Inc.	3,711	195,569
Peugeot SA (b)	25,680	380,136

		575,705

Hotels, Restaurants & Leisure - 2.4%
Domino’s Pizza, Inc.	9,520	1,423,906
Genting Malaysia Bhd	41,110	44,850
Hilton Worldwide Holdings, Inc. (a)	71,542	1,707,708
McDonald’s Corp. (a)	4,900	566,734
MGM Resorts International (a)(b)	16,883	403,335
Sonic Corp. (a)	69,873	2,004,656
Starwood Hotels & Resorts Worldwide, Inc.	35,697	2,765,090

		8,916,279

Household Durables - 0.6%
CalAtlantic Group, Inc.	23,920	872,841
Whirlpool Corp.	7,327	1,308,895

		2,181,736

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)(b)	1,914	1,472,172
Liberty Interactive Corp. QVC Group-Class A (b)	47,722	1,008,366
Wayfair, Inc.-Class A (b)(c)	26,915	1,036,497

		3,517,035

Media - 3.0%
Carmike Cinemas, Inc. (b)	23,970	769,197
CBS Corp.-Class B	2,277	116,195
Charter Communications, Inc.-Class A (a)(b)	4,171	1,072,823
Comcast Corp.-Class A	24,844	1,621,319
Discovery Communications, Inc.-Class A (a)(b)	13,069	333,390
DISH Network Corp.-Class A (a)(b)	13,886	697,494
Entertainment One Ltd.	28,574	81,798
JCDecaux SA	26,563	915,088
Liberty Global PLC - Series C (b)	31,656	975,954
Liberty Global PLC LiLAC-Class A (b)	5,167	145,348
Naspers Ltd.-Class N	7,674	1,257,881
Time Warner, Inc.	15,082	1,182,580
Walt Disney Co. (The)(a)	15,645	1,477,827
WPP PLC	26,690	616,218

		11,263,112

Company	Shares	U.S. $ Value
Multiline Retail - 0.1%
Dollar Tree, Inc. (b)	5,108	$422,432

Specialty Retail - 2.3%
AutoNation, Inc. (a)(b)	50,458	2,389,186
AutoZone, Inc. (a)(b)	3,083	2,286,969
Home Depot, Inc. (The) (a)	20,796	2,789,160
Industria de Diseno Textil SA	17,750	629,152
MarineMax, Inc. (b)	11,192	221,937
TJX Cos., Inc. (The)	2,327	180,203
Ulta Salon Cosmetics & Fragrance, Inc. (b)	475	117,425

		8,614,032

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	22,404	855,385
Kate Spade & Co. (b)	5,977	111,531
Moncler SpA	12,876	213,722

		1,180,638

		39,194,634

Information Technology - 10.6%
Communications Equipment - 0.6%
ARRIS International PLC (b)	16,078	451,310
Cisco Systems, Inc.	34,360	1,080,278
QUALCOMM, Inc.	4,430	279,400
Radware Ltd. (b)(c)	12,690	171,950

		1,982,938

Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc.	67,882	1,540,242
Flex Ltd. (b)	25,982	344,002
TE Connectivity Ltd. (a)	34,772	2,210,456

		4,094,700

Internet Software & Services - 2.2%
Facebook, Inc.-Class A (b)	7,169	904,154
LinkedIn Corp.-Class A (b)	15,674	3,021,164
Tencent Holdings Ltd. (a)	33,960	880,069
Yahoo!, Inc. (a)(b)	76,184	3,256,866

		8,062,253

IT Services - 0.9%
CSRA, Inc.	9,127	231,735
MasterCard, Inc.-Class A	11,340	1,095,784
Visa, Inc.-Class A	8,369	677,052
Western Union Co. (The)-Class W	58,710	1,263,439

		3,268,010

Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	9,100	569,296
Broadcom Ltd.	18,663	3,292,526
Marvell Technology Group Ltd.	69,485	861,614
Microsemi Corp. (b)	10,599	423,536

Company	Shares	U.S. $ Value
NVIDIA Corp.	5,173	$317,312
Synaptics, Inc. (b)	2,806	159,858

		5,624,142

Software - 2.6%
Activision Blizzard, Inc.	14,985	619,929
CommVault Systems, Inc. (b)	2,025	104,369
Microsoft Corp. (a)	45,289	2,602,306
Oracle Corp. (a)	53,481	2,204,486
PTC, Inc. (a)(b)	13,045	556,630
Square Enix Holdings Co., Ltd.	9,458	277,190
Symantec Corp. (a)	56,373	1,360,281
Take-Two Interactive Software, Inc. (b)	26,574	1,155,172
Verint Systems, Inc. (a)(b)	9,597	327,450
VMware, Inc.-Class A (a)(b)(c)	6,476	474,885

		9,682,698

Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp. (a)	117,390	3,403,137
NCR Corp. (b)	18,283	618,880
NetApp, Inc. (a)	27,843	963,089
Western Digital Corp. (a)	27,896	1,301,906

		6,287,012

		39,001,753

Health Care - 6.3%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (b)	2,399	167,570
Biogen, Inc. (b)	727	222,193
Celgene Corp. (b)	1,455	155,307
Gilead Sciences, Inc.	10,274	805,276
Incyte Corp. (b)	1,810	146,791
Medivation, Inc. (b)	24,698	1,989,671
Vertex Pharmaceuticals, Inc. (b)	1,683	159,060

		3,645,868

Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co. (a)	11,289	2,000,523
IDEXX Laboratories, Inc. (b)	11,097	1,250,410
St Jude Medical, Inc.	22,677	1,766,992
TearLab Corp. (b)(c)	25,875	20,312

		5,038,237

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (b)	5,397	276,272
Aetna, Inc.	16,987	1,989,517
Anthem, Inc. (a)	11,812	1,477,445
Brookdale Senior Living, Inc. (b)	6,642	114,309
HCA Holdings, Inc. (a)(b)	4,692	354,481
Humana, Inc.	4,146	740,932
Universal Health Services, Inc.-Class B (a)	4,077	491,401

		5,444,357

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (b)	1,135	$457,484
Thermo Fisher Scientific, Inc.	13,028	1,982,732

		2,440,216

Pharmaceuticals - 1.8%
Allergan PLC (a)(b)	20,261	4,752,015
Bristol-Myers Squibb Co.	15,304	878,297
Pfizer, Inc. (a)	33,825	1,177,110

		6,807,422

		23,376,100

Financials - 6.3%
Banks - 1.7%
Bank of America Corp.	149,603	2,414,592
Bank of the Ozarks, Inc. (a)	14,029	549,656
CIT Group, Inc.	29,280	1,079,846
Citigroup, Inc.	25,430	1,214,028
Fifth Third Bancorp	7,635	153,922
KeyCorp	12,214	153,408
Regions Financial Corp.	9,252	92,243
Signature Bank/New York NY (b)	798	97,364
SunTrust Banks, Inc.	560	24,679
Wells Fargo & Co.	3,061	155,499
Western Alliance Bancorp (a)(b)	15,169	579,759

		6,514,996

Capital Markets - 1.3%
Affiliated Managers Group, Inc. (b)	9,231	1,311,263
Ameriprise Financial, Inc.	11,224	1,134,522
Legg Mason, Inc.	8,950	309,581
LPL Financial Holdings, Inc. (c)	10,160	302,057
OM Asset Management PLC	18,585	250,898
SEI Investments Co. (a)	32,455	1,496,175

		4,804,496

Consumer Finance - 0.4%
Ally Financial, Inc. (a)	34,097	683,304
American Express Co.	11,690	766,630

		1,449,934

Diversified Financial Services - 0.8%
Groupe Bruxelles Lambert SA	6,950	610,383
Intercontinental Exchange, Inc. (a)	1,064	300,069
Leucadia National Corp.	43,500	833,025
Moody’s Corp.	9,949	1,081,357

		2,824,834

Company	Shares	U.S. $ Value
Insurance - 2.1%
Aflac, Inc.	22,617	$1,677,729
Alleghany Corp. (b)	440	235,928
Ambac Financial Group, Inc. (b)	4,275	77,549
American International Group, Inc.	21,140	1,264,806
Aon PLC	10,000	1,113,500
Assurant, Inc.	7,829	701,087
Lincoln National Corp.	22,751	1,092,731
Willis Towers Watson PLC	7,432	921,642
WR Berkley Corp.	9,971	591,978

		7,676,950

		23,271,210

Industrials - 5.3%
Aerospace & Defense - 0.9%
Airbus Group SE	1,225	71,760
Esterline Technologies Corp. (b)	6,980	537,111
Lockheed Martin Corp.	2,717	660,149
Meggitt PLC	103,560	636,911
United Technologies Corp.	12,060	1,283,546

		3,189,477

Air Freight & Logistics - 0.5%
FedEx Corp.	12,114	1,997,962

Airlines - 0.6%
Delta Air Lines, Inc.	18,720	687,960
Virgin America, Inc. (b)(c)	27,140	1,511,427
Wizz Air Holdings PLC (b)(d)	5,216	109,503

		2,308,890

Building Products - 0.0%
AO Smith Corp.	1,477	142,501

Commercial Services & Supplies - 0.6%
Gategroup Holding AG (b)	8,734	456,791
Tyco International PLC (a)	35,833	1,565,186

		2,021,977

Construction & Engineering - 0.3%
AECOM (b)	11,205	345,450
Fluor Corp.	14,594	757,429

		1,102,879

Electrical Equipment - 0.4%
Eaton Corp. PLC	19,840	1,320,154

Industrial Conglomerates - 0.2%
General Electric Co.	18,080	564,819
Jardine Strategic Holdings Ltd.	6,490	209,077

		773,896

Machinery - 0.1%
Fortive Corp.	6,322	332,980
Parker-Hannifin Corp.	1,639	200,826

		533,806

Company	Shares	U.S. $ Value
Road & Rail - 1.4%
Avis Budget Group, Inc. (b)	11,467	$414,303
CSX Corp.	20,272	573,292
Hertz Global Holdings, Inc. (b)	11,685	575,603
Kansas City Southern	12,546	1,213,449
Norfolk Southern Corp.	921	86,482
Old Dominion Freight Line, Inc. (b)	6,548	465,759
Swift Transportation Co. (b)(c)	41,154	765,876
Union Pacific Corp.	12,440	1,188,393

		5,283,157

Trading Companies & Distributors - 0.3%
AerCap Holdings NV (b)	23,222	928,183
MRC Global, Inc. (b)	11,134	163,336

		1,091,519

		19,766,218

Materials - 4.7%
Chemicals - 1.9%
Albemarle Corp.	5,584	446,552
Axalta Coating Systems Ltd. (b)	8,416	240,866
Celanese Corp. - Series A	16,950	1,092,089
Ingevity Corp. (b)	8,592	381,313
Monsanto Co.	9,782	1,041,783
PPG Industries, Inc.	1,135	120,174
Sherwin-Williams Co. (The) (a)	12,775	3,624,395

		6,947,172

Construction Materials - 0.2%
Buzzi Unicem SpA	10,787	229,529
Martin Marietta Materials, Inc.	3,229	591,004

		820,533

Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)(b)	5,617	254,956
Owens-Illinois, Inc. (b)	40,986	734,879

		989,835

Metals & Mining - 1.8%
Alcoa, Inc.	106,400	1,072,512
Boliden AB	19,755	417,995
First Quantum Minerals Ltd.	15,597	118,220
Freeport-McMoRan, Inc.	14,591	150,142
Impala Platinum Holdings Ltd. (b)	51,086	196,412
Newmont Mining Corp.	27,850	1,064,984
Silver Wheaton Corp.	30,136	763,345
Teck Resources Ltd.-Class B	134,106	2,180,564
United States Steel Corp.	40,594	789,147

		6,753,321

Paper & Forest Products - 0.5%
Canfor Corp. (b)	95,673	1,111,103
West Fraser Timber Co., Ltd.	20,212	680,463

		1,791,566

		17,302,427

Company	Shares	U.S. $ Value
Consumer Staples - 4.5%
Beverages - 2.1%
Brown-Forman Corp.-Class B	23,996	$1,165,006
Constellation Brands, Inc.-Class A	13,827	2,268,319
Davide Campari-Milano SpA	62,108	676,418
Heineken NV	12,587	1,127,309
Molson Coors Brewing Co.-Class B (a)	11,189	1,144,858
Monster Beverage Corp. (b)	7,440	1,144,942

		7,526,852

Consumer Products - 0.4%
Alphabet, Inc.-Class A (b)	1,472	1,162,659
Alphabet, Inc.-Class C (b)	539	413,440

		1,576,099

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	11,794	1,548,670
Costco Wholesale Corp. (a)	9,691	1,570,815
Rite Aid Corp. (b)	43,521	327,713

		3,447,198

Food Products - 0.8%
Chocoladefabriken Lindt & Spruengli AG (REG)	30	2,064,664
JM Smucker Co. (The)	322	45,656
Nestle SA (REG)	11,104	884,909

		2,995,229

Tobacco - 0.3%
British American Tobacco PLC (a)	19,897	1,234,461

		16,779,839

Energy - 2.7%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (b)	62,256	1,755,619
Halliburton Co.	7,140	307,091
National Oilwell Varco, Inc.	16,923	567,598
Schlumberger Ltd.	9,292	734,068

		3,364,376

Oil, Gas & Consumable Fuels - 1.8%
Concho Resources, Inc. (b)	6,270	810,084
Continental Resources, Inc./OK (b)	26,479	1,269,933
EOG Resources, Inc.	12,615	1,116,301
Memorial Resource Development Corp. (b)	60,348	869,011
Newfield Exploration Co. (b)	16,683	723,375
Occidental Petroleum Corp.	11,056	849,654
Suncor Energy, Inc. (New York) (a)	33,811	916,616

		6,554,974

		9,919,350

Company	Shares		U.S. $ Value
Utilities - 1.5%
Electric Utilities - 1.1%
ITC Holdings Corp.		87,296	$3,947,525

Multi-Utilities - 0.4%
Sempra Energy (a)		15,222	1,592,678

			5,540,203

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)		20,778	362,769
Sunrise Communications Group AG (b)(d)		4,959	337,635

			700,404

Wireless Telecommunication Services - 0.1%
China Mobile Ltd.		39,730	489,434

			1,189,838

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Grand City Properties SA		11,820	259,249

Total Common Stocks (cost $183,126,814)			195,600,821

	Principal Amount (000)
CORPORATE BONDS - 10.0%
Corporate - High Yield - 8.9%
Aerospace & Defense - 0.3%
Bombardier, Inc.
5.75%, 3/15/22 (c)(d)	U.S.$	100	94,500
7.50%, 3/15/25 (d)		100	95,000
7.75%, 3/15/20 (d)		101	107,060
DynCorp International, Inc.
11.875%, 11/30/20 (e)		988	741,205
StandardAero Aviation Holdings, Inc.
10.00%, 7/15/23 (d)		20	21,000

			1,058,765

Automobiles - 0.1%
Navistar International Corp.
8.25%, 11/01/21 (c)		300	246,510

Banks - 0.1%
Ally Financial, Inc.
5.125%, 9/30/24		145	157,053
5.75%, 11/20/25		145	154,244

Company	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
Series T
6.25% (LIBOR 3 Month + 4.517%), 8/15/26 (f)(g)	U.S.$	50	$54,000

			365,297

Building Materials - 0.1%
Builders FirstSource, Inc.
5.625%, 9/01/24 (d)		120	122,100
FBM Finance, Inc.
8.25%, 8/15/21 (d)		75	78,563
HD Supply, Inc.
5.75%, 4/15/24 (d)		100	106,500

			307,163

Chemicals - 0.2%
Aruba Investments, Inc.
8.75%, 2/15/23 (d)		125	127,500
Blue Cube Spinco, Inc.
9.75%, 10/15/23 (d)		195	231,075
10.00%, 10/15/25 (d)		15	17,813
Cornerstone Chemical Co.
9.375%, 3/15/18 (d)		215	210,700
Hexion, Inc.
10.00%, 4/15/20		160	156,400

			743,488

Consumer Cyclical Services - 0.3%
APX Group, Inc.
8.75%, 12/01/20		390	374,887
Monitronics International, Inc.
9.125%, 4/01/20		495	457,875
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		300	326,625

			1,159,387

Diversified Manufacturing - 0.0%
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/01/21 (d)		50	39,000

Electric - 0.6%
Dynegy, Inc.
7.625%, 11/01/24		135	132,300
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
11.25% (11.25% Cash or 12.25% PIK), 12/01/18 (d)(e)(h)		1,650	1,662,375
GenOn Americas Generation LLC
8.50%, 10/01/21		60	48,000

Company	Principal Amount (000)		U.S. $ Value
GenOn Energy, Inc.
7.875%, 6/15/17	U.S.$	450	$362,250

			2,204,925

Environmental - 0.0%
Advanced Disposal Services, Inc.
8.25%, 10/01/20		45	47,081

Finance Companies - 0.1%
Navient Corp.
6.625%, 7/26/21		255	262,969

Financial Other - 0.0%
Credit Acceptance Corp.
6.125%, 2/15/21		50	50,250
Walter Investment Management Corp.
7.875%, 12/15/21		100	62,250

			112,500

Food & Beverage - 0.1%
Post Holdings, Inc.
5.00%, 8/15/26 (d)		175	174,562
7.75%, 3/15/24 (d)		50	55,563

			230,125

Food & Staples Retailing - 0.0%
Rite Aid Corp.
6.875%, 12/15/28 (d)		60	73,500

Health Care - 0.5%
Aurora Diagnostics Holdings LLC/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		135	106,650
Crimson Merger Sub, Inc.
6.625%, 5/15/22 (d)		270	241,650
HCA, Inc.
5.875%, 5/01/23		230	244,375
Kindred Healthcare, Inc.
6.375%, 4/15/22		140	132,650
8.00%, 1/15/20		80	82,800
8.75%, 1/15/23		100	102,250
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (d)		400	407,500
Select Medical Corp.
6.375%, 6/01/21		115	115,144
Tenet Healthcare Corp.
6.75%, 6/15/23		265	252,081

			1,685,100

Home Construction - 0.0%
Century Communities, Inc.
6.875%, 5/15/22		40	40,500

Hotels Restaurants & Leisure - 1.1%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (h)(i)		1,350	1,333,125

Company	Principal Amount (000)		U.S. $ Value
10.00%, 12/15/18 (b)(h)(i)	U.S.$	980	$539,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
11.00%, 10/01/21		200	206,250
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/01/20 (d)		335	306,525
Codere Finance 2 Luxembourg SA
9.00%, 6/30/21 (d)(e)		95	97,256
Dakota Merger Sub, Inc.
7.75%, 9/01/23 (d)		250	253,438
Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp.
4.25%, 9/01/24 (d)		145	147,809
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/01/26 (d)		160	170,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24 (d)		95	103,075
MGM Resorts International
7.75%, 3/15/22		60	69,750
Mohegan Tribal Gaming Authority
9.75%, 9/01/21		345	370,444
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (d)		95	96,900
Scientific Games International, Inc.
10.00%, 12/01/22		285	263,625

			3,957,197

Independent - 0.5%
California Resources Corp.
5.00%, 1/15/20		5	2,837
5.50%, 9/15/21		18	9,270
6.00%, 11/15/24 (c)		4	1,930
8.00%, 12/15/22 (d)		66	44,550
CONSOL Energy, Inc.
5.875%, 4/15/22		400	362,000
8.00%, 4/01/23		200	195,000
Jupiter Resources, Inc.
8.50%, 10/01/22 (d)		225	177,750
Kosmos Energy Ltd.
7.875%, 8/01/21 (d)		55	52,800
MEG Energy Corp.
7.00%, 3/31/24 (d)		250	201,250
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/01/22		70	34,650
7.625%, 5/01/21		90	45,900
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.00%, 6/01/20 (h)		250	167,500

Company	Principal Amount (000)		U.S. $ Value
Rice Energy, Inc.
6.25%, 5/01/22	U.S.$	100	$102,500
7.25%, 5/01/23		65	67,925
SandRidge Energy, Inc.
8.75%, 6/01/20 (d)(h)		700	274,750
Southwestern Energy Co.
6.70%, 1/23/25		30	30,825
Tullow Oil PLC
6.00%, 11/01/20 (d)		10	8,725
6.25%, 4/15/22 (d)		15	12,900
WPX Energy, Inc.
8.25%, 8/01/23		25	26,000

			1,819,062

Industrial Other - 0.1%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (d)		345	305,325
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (d)		255	218,025

			523,350

Insurance - 0.4%
Ambac Assurance Corp.
5.10%, 6/07/20 (a)(d)		1,386	1,597,551
Radian Group, Inc.
7.00%, 3/15/21		45	50,625

			1,648,176

Life Sciences Tools & Services - 0.0%
Ironwood Pharmaceuticals, Inc.
11.00%, 6/15/24 (d)		34	34,717

Media - 1.2%
Altice Finco SA
8.125%, 1/15/24 (d)		150	157,125
AMC Networks, Inc.
4.75%, 12/15/22		180	185,400
Cenveo Corp.
6.00%, 8/01/19 (d)		235	207,975
8.50%, 9/15/22 (d)		160	115,200
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (d)		160	174,800
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		40	40,450
Series B
7.625%, 3/15/20		35	35,263
CSC Holdings LLC
10.125%, 1/15/23 (d)		155	176,894
10.875%, 10/15/25 (d)		570	666,900
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		60	25,200

Company	Principal Amount (000)		U.S. $ Value
DISH DBS Corp.
5.00%, 3/15/23	U.S.$	155	$149,203
5.875%, 11/15/24		165	162,731
iHeartCommunications, Inc.
9.00%, 12/15/19		90	72,787
14.00% (12.00% Cash and 2.00% PIK), 2/01/21(e)		1,142	462,652
Intelsat Jackson Holdings SA
7.25%, 10/15/20		300	233,250
Intelsat Luxembourg SA
7.75%, 6/01/21		575	169,625
McClatchy Co. (The)
9.00%, 12/15/22		120	121,800
Radio One, Inc.
7.375%, 4/15/22 (d)		985	997,312
9.25%, 2/15/20 (d)		145	137,025

			4,291,592

Metals & Mining - 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23		20	19,000
9.375%, 6/01/19		50	52,625
First Quantum Minerals Ltd.
6.75%, 2/15/20 (d)		170	149,600
Freeport-McMoRan, Inc.
5.45%, 3/15/43		315	240,975
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18(d)		165	159,637
8.25%, 1/15/21(d)		330	314,325

			936,162

Midstream - 0.1%
Energy Transfer Equity LP
5.875%, 1/15/24		190	194,750
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22		110	101,200
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		30	31,875
6.25%, 3/15/22		115	123,050

			450,875

Oil Field Services - 0.1%
Globe Luxembourg SCA
9.625%, 5/01/18 (d)		60	53,100
Parker Drilling Co.
6.75%, 7/15/22		245	191,100
Weatherford International Ltd.
5.95%, 4/15/42		85	59,713
6.75%, 9/15/40		90	66,150
7.75%, 6/15/21		25	24,750

			394,813

Company	Principal Amount (000)		U.S. $ Value
Owned No Guarantee - 0.0%
Citgo Holding, Inc.
10.75%, 2/15/20 (d)	U.S.$	100	$102,438

Packaging - 0.1%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/01/22 (d)		200	204,000

Paper - 0.1%
Xerium Technologies, Inc.
9.50%, 8/15/21 (d)		240	246,000

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21 (d)		470	461,921

Real Estate Investment Trusts (REITS) - 0.2%
Annington Finance No. 5 PLC (REG)
13.00%, 1/15/23 (d)(e)	GBP	478	720,443

Retailers - 0.5%
Boardriders SA (REG)
9.50%, 12/15/20 (d)	EUR	360	325,265
Bon-Ton Department Stores, Inc. (The)
8.00%, 6/15/21	U.S.$	900	499,500
Claire’s Stores, Inc.
8.875%, 3/15/19		135	24,975
Guitar Center, Inc.
6.50%, 4/15/19 (d)		275	244,750
9.625%, 4/15/20 (d)		345	253,575
Rite Aid Corp.
7.70%, 2/15/27		110	139,700
TRU Taj LLC/TRU Taj Finance, Inc.
12.00%, 8/15/21 (d)		332	338,640

			1,826,405

Supermarkets - 0.3%
New Albertsons, Inc.
6.625%, 6/01/28		40	36,900
7.15%, 7/23/27 (i)		30	25,556
7.45%, 8/01/29		225	221,625
8.00%, 5/01/31		605	614,075
SUPERVALU, Inc.
6.75%, 6/01/21		280	263,200

			1,161,356

Technology - 0.9%
Advanced Micro Devices, Inc.
7.00%, 7/01/24		290	266,800
7.50%, 8/15/22		295	286,150
Aegis Merger Sub, Inc.
10.25%, 2/15/23 (j)		1,390	1,501,200

Company	Principal Amount (000)		U.S. $ Value
BMC Software Finance, Inc.
8.125%, 7/15/21 (d)	U.S.$	370	$325,600
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (d)(e)		185	165,112
Cengage Learning, Inc.
9.50%, 6/15/24 (d)		190	194,275
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (d)		45	48,751
First Data Corp.
5.00%, 1/15/24 (d)		70	71,225
Global A&T Electronics Ltd.
10.00%, 2/01/19 (d)		185	145,697
Micron Technology, Inc.
5.25%, 8/01/23 (d)		100	96,750
Plantronics, Inc.
5.50%, 5/31/23 (d)		140	145,600
Western Digital Corp.
10.50%, 4/01/24 (d)		70	79,100

			3,326,260

Textiles Apparel & Luxury Goods - 0.0%
HT Intermediate Holdings Corp.
12.00% (12.00 Cash or 12.75% PIK), 5/15/19 (d)(e)		130	130,000

Transportation - Services - 0.3%
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23 (d)		65	68,737
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/21 (d)		1,375	1,045,000

			1,113,737

Wireless Telecommunication Services - 0.2%
Digicel Ltd.
6.75%, 3/01/23 (d)		115	104,938
SFR Group SA
7.375%, 5/01/26 (d)		80	82,600
Sprint Corp.
7.125%, 6/15/24		20	18,650
7.625%, 2/15/25		180	170,887
7.875%, 9/15/23		130	126,359
T-Mobile USA, Inc.
6.00%, 4/15/24		35	37,275
6.375%, 3/01/25		55	59,125

			599,834

Wirelines - 0.1%
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23		110	114,675

Company	Principal Amount (000)		U.S. $ Value
Frontier Communications Corp.
7.125%, 1/15/23	U.S.$	15	$14,138
7.625%, 4/15/24		245	230,300
10.50%, 9/15/22		65	70,728
11.00%, 9/15/25		55	59,400

			489,241

			33,013,889

Corporate - Investment Grade - 1.1%
Banks - 0.1%
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (g)		455	456,024

Hotels Restaurants & Leisure - 0.0%
Yum! Brands, Inc.
6.875%, 11/15/37		75	76,875

Independent - 0.3%
Murphy Oil Corp.
3.50%, 12/01/17		1,100	1,117,977

Metals & Mining - 0.1%
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (d)		100	100,750
6.00%, 11/15/41 (d)		100	99,500
Glencore Funding LLC
2.875%, 4/16/20 (d)		100	98,750

			299,000

Midstream - 0.1%
Energy Transfer Partners LP
4.90%, 3/15/35		15	14,459
5.15%, 2/01/43		5	4,637
6.125%, 12/15/45		15	16,107
6.50%, 2/01/42		5	5,398
6.625%, 10/15/36		15	16,242
Williams Partners LP
3.90%, 1/15/25		20	19,892
5.80%, 11/15/43		10	10,557
6.30%, 4/15/40		5	5,458
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		10	10,241

			102,991

Real Estate Investment Trusts (REITS) - 0.0%
Care Capital Properties LP
5.125%, 8/15/26 (d)		50	50,478

Technology - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (d)		10	10,662
6.02%, 6/15/26 (d)		840	898,738
8.10%, 7/15/36 (d)		185	214,905

Company	Principal Amount (000)		U.S. $ Value
8.35%, 7/15/46 (d)	U.S.$	605	$705,043
Micron Technology, Inc.
7.50%, 9/15/23 (d)		95	104,737

			1,934,085

			4,037,430

Total Corporate Bonds (cost $35,444,782)			37,051,319

OTHER ASSET BACKED SECURITIES - 3.0%
Securitized - 3.0%
Capital Markets - 0.1%
ACAS CLO 2015-1 Ltd. (d)		250,000	221,489
Ares XXXIII CLO Ltd. (d)		250,000	231,928

			453,417

Electronic Equipment Instruments & Components - 0.1%
Venture CDO Ltd.		250,000	212,352

Metals & Mining - 0.1%
Dryden 33 Senior Loan Fund (d)		250,000	216,446

Real Estate Investment Trusts (REITS) - 0.6%
Carrington Mortgage Loan Trust		3,250,000	2,326,265

Residential Mortgage - 2.1%
Citi Held For Asset Issuance (d)		1,085,000	1,148,134
Citi Held For Asset Issuance Series 2016-PM1, Class A (d)		1,188,525	1,205,777
Credit-Based Asset Servicing & Securitization LLC		8,000,000	2,304,410
Soundview Home Loan Trust 2007-OPT4		4,340,414	3,263,166

			7,921,487

Thrifts & Mortgage Finance - 0.0%
Sunset Mortgage Loan Co. LLC Class A, Series 2015-NPL1(d)		69,870	69,781

Total Other Asset Backed Securities (cost $10,792,072)			11,199,748

	Shares
DEPOSITORY RECEIPTS - 2.0%
Materials - 0.9%
Chemicals - 0.6%
Syngenta AG (ADR)		24,156	2,107,611

Metals & Mining - 0.3%
AngloGold Ashanti Ltd. (Sponsored ADR) (b)		19,190	308,767
MMC Norilsk Nickel PJSC (ADR)		10,680	160,506
Rio Tinto PLC (Sponsored ADR) (c)		19,674	593,565

			1,062,838

			3,170,449

Company	Shares		U.S. $ Value
Consumer Staples - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV (Sponsored ADR)		11,852	$1,470,004

Food & Staples Retailing - 0.0%
Lenta Ltd. (GDR) (b)(d)		19,890	155,142

Food Products - 0.1%
Unilever NV		4,710	216,712

			1,841,858

Consumer Discretionary - 0.3%
Internet & Catalog Retail - 0.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)		9,899	962,084

Information Technology - 0.2%
Internet Software & Services - 0.1%
Baidu, Inc. (Sponsored ADR) (b)		1,740	297,662

Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (REG)		5,958	634,825

			932,487

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gazprom PJSC (London) (Sponsored ADR)		7,940	32,104
Gazprom PJSC (Sponsored ADR)		23,010	94,111
LUKOIL PJSC (Sponsored ADR)		3,550	158,827
Rosneft PJSC (GDR)		13,930	72,771

			357,813

Financials - 0.0%
Banks - 0.0%
Barclays PLC (Sponsored ADR) (c)		15,411	140,394

Industrials - 0.0%
Airlines - 0.0%
Latam Airlines Group SA (Sponsored ADR) (b)		11,329	91,991

Total Depository Receipts (cost $7,260,310)			7,497,076

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Securitized - 2.0%
Banks - 0.5%
Bear Stearns ALT-A Trust 2006-3	U.S.$	2,739	1,667,191

Capital Markets - 0.5%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2		3,363	1,839,651

Real Estate Investment Trusts (REITS) - 1.0%
American Home Mortgage Investment Trust		8,922	3,655,928

Company	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust Series 2006-C8, Class AJ	U.S.$	45	$43,614

			3,699,542

Thrifts & Mortgage Finance - 0.0%
Sunset Mortgage Loan Co. LLC Class A, Series 2014-NPL1 (d)		59	58,770

Total Collateralized Mortgage Obligations (cost $7,360,748)			7,265,154

GOVERNMENT ISSUES - 1.1%
Argentina - 0.0%
Argentine Republic Government International Bond
7.125%, 7/06/36 (d)		140	148,610

United States - 1.1%
U.S. Treasury Notes
0.50%, 11/30/16 (a)		2,000	2,000,834
1.00%, 10/31/16 (a)		2,000	2,002,344

			4,003,178

Total Government Issues (cost $4,145,280)			4,151,788

BANK LOANS - 0.8%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
AMF Bowling Centers, Inc.
7.25% (LIBOR 3 Month + 6.25%), 9/18/21 (f)		82	81,197
Cowlitz Tribal Gaming Authority
11.50% (LIBOR 3 Month + 10.50%), 12/04/21 (f)		145	148,887
Mashantucket (Western) Pequot Tribe, CT
5.00% (LIBOR 3 Month + 4.00%), 7/01/18 (f)		221	192,288
9.375% (LIBOR 3 Month + 8.13%), 6/30/20 (f)		122	104,740
Mount Airy Lodge LLC
13.50% (LIBOR 3 Month + 13.50%), 4/19/18 (f)(i)		45	44,819
Red Lobster Management LLC
6.25% (LIBOR 3 Month + 5.25%), 7/28/21 (f)		76	75,761

			647,692

Internet & Direct Marketing Retail - 0.0%
Spencer Gifts LLC
5.25% (LIBOR 3 Month + 8.50%), 6/29/22 (f)		70	60,970

Company	Principal Amount (000)		U.S. $ Value
Media - 0.2%
AP NMT Acquisition BV
6.75% (LIBOR 3 Month + 5.75%), 8/13/21 (f)	U.S.$	25	$21,578
Cumulus Media Holdings, Inc.
4.25% (LIBOR 3 Month + 3.25%), 12/23/20 (f)		205	142,515
iHeartCommunications, Inc.
7.204% (LIBOR 3 Month + 6.75%), 1/30/19 (f)		547	419,494
tronc, Inc.
5.75% (LIBOR 3 Month + 4.75%), 7/07/21 (f)		106	104,877

			688,464

Retailers - 0.0%
Container Store, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/06/19 (f)		73	62,123
Nine West Holdings, Inc.
6.25% (LIBOR 3 Month + 5.25%), 1/08/20 (f)		380	68,400

			130,523

Specialty Retail - 0.1%
Gymboree Corp. (The)
5.00% (LIBOR 3 Month + 3.50%), 2/23/18 (f)		395	308,875

Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc.
5.00% (LIBOR 3 Month + 4.00%),, 2/01/20 (f)		49	37,590
Indra Holdings Corp.
5.25% (LIBOR 3 Month + 4.25%), 5/01/21 (f)		35	29,050

			66,640

			1,903,164

Utilities - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Company, LLC
10/10/16 - 10/10/17 (h)(k)		1,610	510,349

Information Technology - 0.1%
Internet Software & Services - 0.1%
MModal, Inc.
9.00% (LIBOR 3 Month + 7.75%), 1/31/20 (f)		245	217,100

Company	Principal Amount (000)		U.S. $ Value
Technology - 0.0%
BMC Software Finance Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (f)	U.S.$	96	$91,637

			308,737

Financials - 0.1%
Diversified Financial Services - 0.1%
Onex Carestream Finance LP
9.50% (LIBOR 3 Month + 8.50%), 12/07/19 (f)		165	155,085

Materials - 0.0%
Chemicals - 0.0%
Albaugh, LLC
6.00% (LIBOR 3 Month + 5.00%), 5/28/21 (f)		99	98,137

Health Care - 0.0%
Health Care - 0.0%
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75% (LIBOR 3 Month + 15.00%), 6/30/21 (f)		41	40,443

Total Bank Loans (cost $3,310,071)			3,015,915

MUNICIPALS - 0.4%
Municipal - 0.4%
Local Authorities - 0.4%
Commonwealth of Puerto Rico
5.00%, 7/01/33-7/01/35 (h)(i)		205	127,100
5.125%, 7/01/31-7/01/37 (h)(i)		120	74,400
5.25%, 7/01/34 (h)(i)		5	3,106
5.75%, 7/01/28 (h)		75	46,781
5.75%, 7/01/41 (h)(i)		10	6,238
Series 2012A
5.00%, 7/01/41 (h)(i)		20	12,400
5.50%, 7/01/39 (h)		40	25,150
Puerto Rico Public Buildings Authority
5.65%, 7/01/28 (i)		515	303,206
5.70%, 7/01/28 (i)		550	324,500
Puerto Rico Sales Tax Financing Corp.
6.00%, 8/01/38 (i)		25	18,000
6.05%, 8/01/36-8/01/39 (i)		760	547,200
6.13%, 8/01/38 (i)		5	3,600
Texas Public Finance Authority
8.25%, 7/01/24		65	67,294

Total Municipals (cost $1,627,617)			1,558,975

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.3%
Options on Futures Contracts - 0.1%
S&P 500 E-Mini Index Futures Expiration: Dec 2016, Exercise Price: $ 2,200.00 (b)(l)	205	$420,250
U.S. Treasury Notes Expiration: Nov 2016, Exercise Price: $ 131.50 (b)(m)	29	27,641

		447,891

Options on Forward Contracts - 0.1%
USD/CLP Expiration: Dec 2016, Exercise Price: $ 722.00 (b)	1,529,200	13,743
NZD/USD Expiration: Dec 2016, Exercise Price: $ 0.65 (b)	3,345,000	12,618
USD/CNH Expiration: Aug 2017, Exercise Price: $ 7.50 (b)	6,951,000	44,313
USD/HUF Expiration: Sep 2016, Exercise Price: $ 300.00 (b)	3,145,000	3
USD/HUF Expiration: Jan 2017, Exercise Price: $ 282.00 (b)	2,085,000	38,785
USD/KRW Expiration: Oct 2016, Exercise Price: $ 1,325.00 (b)	4,775,000	14
USD/SEK Expiration: Feb 2017, Exercise Price: $ 8.25 (b)	2,983,000	123,505
USD/TRY Expiration: Jun 2017, Exercise Price: $ 3.08 (b)	1,448,000	80,138

		313,119

	Notional Amount (000)
Swaptions - 0.1%
iTraxx Xover, Series 25, 5 Year Index (Sell Protection) Expiration: Sep 2016, Exercise Rate: 337.50% (b)	10,000	140,965

	Contracts
Options on Equities - 0.0%
LinkedIn Corp. Expiration: Nov 2016, Exercise Price: $ 190.00 (b)(n)	17	7,522
Medivation, Inc. Expiration: Jan 2017, Exercise Price: $ 82.50 (b)(n)	107	1,284

		8,806

Total Options Purchased - Calls (cost $892,248)		910,781

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC
5.50% (o)	U.S.$	1	$796,023

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas OJSC (Preference Shares) 0.00%	RUB	96	48,282

Total Preferred Stocks (cost $1,023,049)			844,305

WARRANTS - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Alinma Bank, expiring 9/27/16 (b) (cost $815,577)		231,775	769,423

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Forward Contracts - 0.1%
CAD/MXN Expiration: Sep 2016, Exercise Price: CAD 13.30 (b)		1,250,000	6
NZD/USD Expiration: Dec 2016, Exercise Price: NZD 0.65 (b)		444,000	1,089
USD/CLP Expiration: Dec 2016, Exercise Price: $ 722.00 (b)		1,529,200	95,402
USD/CNH Expiration: Aug 2017, Exercise Price: $ 6.35 (b)		2,317,000	6,650
USD/HUF Expiration: Jan 2017, Exercise Price: $ 282.00 (b)		2,085,000	76,807
USD/SEK Expiration: Feb 2017, Exercise Price: $ 8.25 (b)		2,983,000	38,603
USD/TRY Expiration: Jun 2017, Exercise Price: $ 3.08 (b)		1,448,000	49,898

			268,455

Options on Equities - 0.1%
3D Systems Corp. Expiration: Sep 2016, Exercise Price: $ 13.00 (b)(n)		118	2,395
3D Systems Corp. Expiration: Sep 2016, Exercise Price: $ 14.00 (b)(n)		150	7,155
3D Systems Corp. Expiration: Sep 2016, Exercise Price: $ 16.00 (b)(n)		44	7,480

Company	Contracts	U.S. $ Value
Acadia Healthcare Co., Inc. Expiration: Sep 2016, Exercise Price: $ 50.00 (b)(n)	27	$3,540
Bank of the Ozarks, Inc. Expiration: Nov 2016, Exercise Price: $ 35.00 (b)(n)	35	3,377
BofI Holding, Inc. Expiration: Oct 2016, Exercise Price: $ 20.00 (b)(n)	73	6,672
CarMax, Inc. Expiration: Sep 2016, Exercise Price: $ 55.00 (b)(n)	23	959
CarMax, Inc. Expiration: Oct 2016, Exercise Price: $ 47.50 (b)(n)	17	670
CarMax, Inc. Expiration: Oct 2016, Exercise Price: $ 55.00 (b)(n)	17	2,730
Caterpillar, Inc. Expiration: Sep 2016, Exercise Price: $ 72.50 (b)(n)	32	157
Caterpillar, Inc. Expiration: Sep 2016, Exercise Price: $ 80.00 (b)(n)	30	2,253
Cheniere Energy, Inc. Expiration: Sep 2016, Exercise Price: $ 30.00 (b)(n)	100	0^
Chesapeake Energy Corp. Expiration: Sep 2016, Exercise Price: $ 6.00 (b)(n)	368	9,053
Chesapeake Energy Corp. Expiration: Sep 2016, Exercise Price: $ 6.50 (b)(n)	134	6,566
Credit Acceptance Corp. Expiration: Sep 2016, Exercise Price: $ 190.00 (b)(n)	4	1,098
Five Below, Inc. Expiration: Sep 2016, Exercise Price: $ 45.00 (b)(n)	45	9,049
Five Below, Inc. Expiration: Nov 2016, Exercise Price: $ 40.00 (b)(n)	35	5,155
Fortescue Metals Group Ltd. Expiration: Sep 2016, Exercise Price: AUD 3.00 (b)(n)	404	121
Fortescue Metals Group Ltd. Expiration: Sep 2016, Exercise Price: AUD 3.50 (b)(n)	289	282
Freeport-McMoRan, Inc. Expiration: Sep 2016, Exercise Price: $ 10.00 (b)(n)	93	3,245

Company	Contracts	U.S. $ Value
Garmin Ltd. Expiration: Sep 2016, Exercise Price: $ 50.00 (b)(n)	16	$2,930
Glencore PLC Expiration: Sep 2016, Exercise Price: GBP 1.85 (b)(p)	99,421	16,972
Goodyear Tire & Rubber Co. (The) Expiration: Oct 2016, Exercise Price: $ 25.00 (b)(n)	72	1,944
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 30.00 (b)(n)	37	67
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 32.50 (b)(n)	22	99
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 35.00 (b)(n)	30	363
GrubHub, Inc. Expiration: Sep 2016, Exercise Price: $ 37.50 (b)(n)	38	1,334
LifeLock, Inc. Expiration: Sep 2016, Exercise Price: $ 15.00 (b)(n)	83	523
lululemon athletica, Inc. Expiration: Sep 2016, Exercise Price: $ 80.00 (b)(n)	26	12,441
lululemon athletica, Inc. Expiration: Oct 2016, Exercise Price: $ 75.00 (b)(n)	23	7,956
Netflix, Inc. Expiration: Sep 2016, Exercise Price: $ 80.00 (b)(n)	47	169
Netflix, Inc. Expiration: Sep 2016, Exercise Price: $ 90.00 (b)(n)	12	612
Netflix, Inc. Expiration: Oct 2016, Exercise Price: $ 95.00 (b)(n)	14	6,174
Petroleo Brasileiro SA Expiration: Sep 2016, Exercise Price: $ 8.00 (b)(n)	241	2,265
Petroleo Brasileiro SA Expiration: Sep 2016, Exercise Price: $ 9.00 (b)(n)	88	3,274
Petroleo Brasileiro SA Expiration: Oct 2016, Exercise Price: $ 8.00 (b)(n)	112	3,730
Petroleo Brasileiro SA Expiration: Oct 2016, Exercise Price: $ 9.00 (b)(n)	107	7,426

Company	Contracts	U.S. $ Value
PowerShares QQQ Trust Expiration: Oct 2016, Exercise Price: $ 111.00 (b)(n)	367	$38,535
Signet Jewelers Ltd. Expiration: Sep 2016, Exercise Price: $ 85.00 (b)(n)	9	3,471
Sotheby’s Expiration: Sep 2016, Exercise Price: $ 39.00 (b)(n)	24	1,997
Sotheby’s Expiration: Oct 2016, Exercise Price: $ 26.00 (b)(n)	50	355
Sotheby’s Expiration: Oct 2016, Exercise Price: $ 39.00 (b)(n)	17	2,904
Southwestern Energy Co. Expiration: Sep 2016, Exercise Price: $ 14.00 (b)(n)	79	5,664
SPDR S&P 500 ETF Trust Expiration: Oct 2016, Exercise Price: $ 211.00 (b)(n)	118	26,373
Stratasys Ltd. Expiration: Sep 2016, Exercise Price: $ 20.00 (b)(n)	71	3,635
Stratasys Ltd. Expiration: Sep 2016, Exercise Price: $ 23.00 (b)(n)	29	5,922
Tesla Motors, Inc. Expiration: Sep 2016, Exercise Price: $ 200.00 (b)(n)	12	2,207
Tesla Motors, Inc. Expiration: Sep 2016, Exercise Price: $ 210.00 (b)(n)	5	2,598
Tesla Motors, Inc. Expiration: Oct 2016, Exercise Price: $ 205.00 (b)(n)	10	8,680
Tesla Motors, Inc. Expiration: Oct 2016, Exercise Price: $ 215.00 (b)(n)	7	9,833
United Continental Holdings, Inc. Expiration: Sep 2016, Exercise Price: $ 47.00 (b)(n)	20	722
Zillow Group, Inc. Expiration: Nov 2016, Exercise Price: $ 35.00 (b)(n)	22	7,084

		260,216

Options on Futures Contracts - 0.0%
Eurodollar Mid-Curve Option Expiration: Dec 2016, Exercise Price: $ 98.75 (b)(q)	290	63,438

Company	Contracts		U.S. $ Value
S&P 500 E-Mini Index Futures Expiration: Dec 2016, Exercise Price: $ 1,975.00 (b)(l)		32	$36,400
S&P 500 E-Mini Index Futures Expiration: Dec 2016, Exercise Price: $ 2,025.00 (b)(l)		12	17,850
U.S. Treasury Notes Expiration: Nov 2016, Exercise Price: $ 131.50 (b)(m)		29	44,406

			162,094

	Notional Amount (000)
Swaptions - 0.0%
IRS RTP, Citigroup Global Market Expiration: Apr 2017, Pay 1.50%, Receive 6-month EURIBOR (b)	EUR	302	2,388
IRS RTP, Citigroup Global Market Expiration: Apr 2017, Pay 1.50%, Receive 6-month EURIBOR (b)		439	3,472
IRS RTP, Citigroup Global Market Expiration: Apr 2017, Pay 1.50%, Receive 6-month EURIBOR (b)		1,302	10,298
IRS RTP, Deutsche Bank AG Expiration: Jan 2017, Pay 1.50%, Receive 6-month LIBOR (b)	JPY	360,000	6,705

			22,863

	Contracts
Options on Indices - 0.0%
Korea SE KOSPI 200 Index Expiration: Dec 2016, Exercise Price: KRW 210.00 (b)(p)		6,560,000	1,883
Korea SE KOSPI 200 Index Expiration: Dec 2016, Exercise Price: 210.00 (b)(p)		3	465
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,080.00 (b)(n)		5	1,612
Sao Paulo Se Bovespa Index Expiration: Feb 2017, Exercise Price: BRL 47,500.00 (b)(p)		15	2,234
Sao Paulo Se Bovespa Index Expiration: Feb 2017, Exercise Price: 47,500.00 (b)(p)		14	2,085
Sao Paulo Se Bovespa Index Expiration: Feb 2017, Exercise Price: 47,500.00 (b)(p)		87	12,959

			21,238

Total Options Purchased - Puts (cost $1,272,429)			734,866

Company	Shares		U.S. $ Value
REAL ESTATE INVESTMENT TRUST UNITS - 0.2%
Financials - 0.2%
Real Estate Investment Trusts (REITS) - 0.2%
Crown Castle International Corp.		3,366	$318,996
National Retail Properties, Inc.		6,856	343,485

Total Real Estate Investment Trust Units (cost $631,256)			662,481

	Principal Amount (000)
CONVERTIBLE BONDS - 0.1%
Convertible - 0.1%
Liberty Interactive LLC
3.75%, 2/15/30 (o)	U.S.$	265	159,180
4.00%, 11/15/29 (o)		260	159,250
Navistar International Corp.
4.50%, 10/15/18 (o)		45	34,538
4.75%, 4/15/19 (o)		66	45,911
SunEdison, Inc.
0.25%, 1/15/20 (d)(h)(o)		90	5,850
2.00%, 10/01/18 (h)(o)		85	5,525
2.375%, 4/15/22 (h)(o)		325	21,125
2.625%, 6/01/23 (d)(h)(o)		275	17,875
3.375%, 6/01/25 (d)(h)(o)		360	23,400
Walter Investment Management Corp.
4.50%, 11/01/19 (o)		66	39,600

Total Convertible Bonds (cost $1,266,474)			512,254

	Shares
SHORT-TERM INVESTMENTS - 16.0%
INVESTMENT COMPANIES - 15.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB
0.24%, 8/31/16 (r)(s)		53,997,899	53,997,899
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%		4,078,592	4,078,592

Total Investment Companies (cost $58,076,491)			58,076,491

	Principal Amount (000)
Government Issues - 0.3%
United States - 0.3%
U.S. Treasury Bill
Zero Coupon, 9/08/16 (a) (cost $999,949)	U.S.$	1,000	999,964

Total Short-Term Investments (cost $59,076,440)			59,076,455

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 87.0% (cost $318,045,167)		$330,851,361

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (r)(s) (cost $3,934,959)	3,934,959	3,934,959

Total Investments Before Securities Sold Short - 90.6% (cost $321,980,126)		334,786,320

SECURITIES SOLD SHORT - (22.4)%
MUTUAL FUNDS - (11.1)%
Index - (11.1)%
Index - (11.1)%
Consumer Discretionary Select Sector SPDR Fund	(21,931)	(1,766,761)
Consumer Staples Select Sector SPDR Fund	(7,320)	(398,355)
Energy Select Sector SPDR Fund	(12,336)	(845,509)
Financial Select Sector SPDR Fund	(58,183)	(1,428,975)
Health Care Select Sector SPDR Fund	(15,487)	(1,126,834)
Industrial Select Sector SPDR Fund	(45,636)	(2,673,814)
iShares 20+ Year Treasury Bond ETF	(1,190)	(166,445)
iShares STOXX Europe 600 UCITS ETF (DE)	(7,939)	(307,023)
Materials Select Sector SPDR Fund	(12,536)	(609,500)
SPDR S&P 500 ETF Trust	(126,698)	(27,549,213)
SPDR S&P Metals & Mining ETF	(14,552)	(373,695)
SPDR S&P Regional Banking ETF	(10,955)	(471,503)
Technology Select Sector SPDR Fund	(68,933)	(3,239,162)
Utilities Select Sector SPDR Fund	(3,469)	(170,779)

Total Mutual Funds (proceeds $39,413,721)		(41,127,568)

COMMON STOCKS - (9.8)%
Consumer Discretionary - (3.3)%
Auto Components - (0.2)%
BorgWarner, Inc.	(4,996)	(171,812)
Continental AG	(634)	(132,648)
Delphi Automotive PLC	(5,127)	(362,274)
Goodyear Tire & Rubber Co. (The)	(4,428)	(129,962)

		(796,696)

Automobiles - (0.3)%
Ford Motor Co.	(51,063)	(643,394)
Tesla Motors, Inc. (b)	(1,138)	(241,267)

		(884,661)

Diversified Consumer Services - (0.2)%
DeVry Education Group, Inc.	(6,490)	(149,529)
Grand Canyon Education, Inc. (b)	(4,639)	(192,658)
LifeLock, Inc. (b)	(6,942)	(115,515)
Sotheby’s	(4,458)	(176,760)

		(634,462)

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - (1.5)%
Buffalo Wild Wings, Inc. (b)	(1,049)	$(170,148)
Carnival Corp.	(3,545)	(169,451)
Chipotle Mexican Grill, Inc. (b)	(963)	(398,422)
Darden Restaurants, Inc.	(3,979)	(245,266)
Hilton Worldwide Holdings, Inc.	(29,157)	(695,978)
Marriott International, Inc./MD-Class A	(37,920)	(2,704,833)
Restaurant Brands International, Inc.	(6,839)	(326,084)
Royal Caribbean Cruises Ltd.	(2,871)	(204,157)
Sonic Corp.	(6,596)	(189,239)
Wendy’s Co. (The)	(17,785)	(181,229)
Wynn Resorts Ltd.	(1,136)	(101,467)

		(5,386,274)

Household Durables - (0.1)%
Lennar Corp.-Class A	(6,962)	(329,303)
Newell Brands, Inc.	(2,942)	(156,161)

		(485,464)

Internet & Catalog Retail - (0.1)%
Netflix, Inc. (b)	(2,163)	(210,784)
TripAdvisor, Inc. (b)	(1,811)	(110,471)
Zalando SE (b)(d)	(2,730)	(104,242)

		(425,497)

Media - (0.3)%
Altice NV-Class A (b)	(13,081)	(218,510)
AMC Entertainment Holdings, Inc.-Class A	(7,783)	(236,681)
Walt Disney Co. (The)	(3,281)	(309,923)
World Wrestling Entertainment, Inc.-Class A	(15,727)	(326,650)

		(1,091,764)

Multiline Retail - (0.1)%
Target Corp.	(6,895)	(483,960)

Specialty Retail - (0.1)%
AutoNation, Inc. (b)	(2,420)	(114,587)
CarMax, Inc. (b)	(670)	(39,497)
Five Below, Inc. (b)	(1,789)	(79,718)
Signet Jewelers Ltd.	(2,326)	(190,685)

		(424,487)

Textiles, Apparel & Luxury Goods - (0.4)%
Cie Financiere Richemont SA (REG)	(8,280)	(477,264)
Fossil Group, Inc. (b)	(6,783)	(193,723)
lululemon athletica, Inc. (b)	(3,683)	(281,786)
Michael Kors Holdings Ltd. (b)	(2,952)	(144,500)
Swatch Group AG (The) - Series BR	(1,526)	(393,076)

		(1,490,349)

		(12,103,614)

Company	Shares	U.S. $ Value
Industrials - (1.6)%
Aerospace & Defense - (0.2)%
Boeing Co. (The)	(5,676)	$(734,758)

Air Freight & Logistics - (0.2)%
CH Robinson Worldwide, Inc.	(5,865)	(407,148)
United Parcel Service, Inc.-Class B	(3,414)	(372,877)
XPO Logistics, Inc. (b)	(4,237)	(151,685)

		(931,710)

Airlines - (0.3)%
American Airlines Group, Inc.	(13,981)	(507,510)
Deutsche Lufthansa AG (REG)	(21,152)	(246,054)
Norwegian Air Shuttle ASA (b)	(2,118)	(76,942)
WestJet Airlines Ltd.	(9,299)	(171,600)

		(1,002,106)

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc.	(940)	(17,635)

Electrical Equipment - (0.1)%
Sunrun, Inc. (b)	(12,864)	(78,213)
Vestas Wind Systems A/S	(2,219)	(184,187)

		(262,400)

Machinery - (0.4)%
Caterpillar, Inc.	(4,495)	(368,365)
Cummins, Inc.	(1,697)	(213,160)
Joy Global, Inc.	(11,775)	(321,222)
PACCAR, Inc.	(9,927)	(594,032)

		(1,496,779)

Marine - (0.1)%
AP Moeller - Maersk A/S-Class B	(180)	(269,273)

Road & Rail - 0.0%
Landstar System, Inc.	(1,044)	(72,276)

Trading Companies & Distributors - (0.3)%
AerCap Holdings NV (b)	(8,687)	(347,219)
Fastenal Co.	(7,230)	(311,685)
Noble Group Ltd. (b)	(800,500)	(69,652)
WW Grainger, Inc.	(1,637)	(377,591)

		(1,106,147)

		(5,893,084)

Information Technology - (1.1)%
Electronic Equipment, Instruments & Components - 0.0%
Tech Data Corp. (b)	(1,601)	(118,858)

Internet Software & Services - (0.5)%
CoStar Group, Inc. (b)	(354)	(73,366)
GrubHub, Inc. (b)	(923)	(37,446)
MercadoLibre, Inc.	(946)	(162,712)
Tencent Holdings Ltd.	(56,100)	(1,453,825)

Company	Shares	U.S. $ Value
Yahoo Japan Corp.	(34,073)	$(139,167)

		(1,866,516)

IT Services - (0.1)%
International Business Machines Corp.	(2,144)	(340,639)

Software - (0.3)%
Oracle Corp.	(5,968)	(246,001)
VMware, Inc.-Class A	(9,071)	(405,292)
VMware, Inc.-Class A (b)	(2,580)	(189,191)
Workday, Inc. Class A (b)	(4,298)	(364,428)

		(1,204,912)

Technology Hardware, Storage & Peripherals - (0.2)%
3D Systems Corp. (b)	(12,749)	(184,861)
HP, Inc.	(6,044)	(86,852)
NetApp, Inc.	(5,632)	(194,811)
Seagate Technology PLC	(3,291)	(111,038)
Stratasys Ltd. (b)	(6,732)	(143,661)

		(721,223)

		(4,252,148)

Financials - (1.1)%
Banks - (0.3)%
Banco Santander SA	(25,286)	(113,420)
Bank of the Ozarks, Inc.	(3,659)	(143,359)
BankUnited, Inc.	(3,520)	(113,168)
CIT Group, Inc.	(1,933)	(71,289)
DBS Group Holdings Ltd.	(26,934)	(295,918)
East West Bancorp, Inc.	(3,129)	(116,211)
Home BancShares, Inc.	(5,405)	(126,477)
Societe Generale SA	(4,783)	(174,626)
UniCredit SpA	(58,971)	(151,667)

		(1,306,135)

Capital Markets - (0.2)%
Deutsche Bank AG (REG)(b)	(23,976)	(352,456)
Goldman Sachs Group, Inc. (The)	(1,620)	(274,525)
Waddell & Reed Financial, Inc.-Class A	(4,216)	(78,418)

		(705,399)

Consumer Finance - (0.1)%
Ally Financial, Inc.	(6,784)	(135,951)
Credit Acceptance Corp. (b)	(997)	(199,051)
OneMain Holdings, Inc. (b)	(4,299)	(133,312)

		(468,314)

Insurance - (0.4)%
AmTrust Financial Services, Inc.	(8,117)	(215,019)
CNP Assurances	(68,309)	(1,101,860)

		(1,316,879)

Thrifts & Mortgage Finance - (0.1)%
BofI Holding, Inc. (b)	(9,191)	(197,607)

		(3,994,334)

Company	Shares	U.S. $ Value
Energy - (0.7)%
Oil, Gas & Consumable Fuels - (0.7)%
Canadian Natural Resources Ltd.	(3,847)	$(119,450)
Carrizo Oil & Gas, Inc. (b)	(2,880)	(110,275)
Cheniere Energy, Inc. (b)	(4,278)	(183,526)
Chesapeake Energy Corp. (b)	(44,987)	(285,668)
CONSOL Energy, Inc.	(5,854)	(106,777)
Devon Energy Corp.	(2,351)	(101,869)
Oasis Petroleum, Inc. (b)	(26,269)	(249,030)
Range Resources Corp.	(22,632)	(872,916)
SM Energy Co.	(2,856)	(108,185)
Whiting Petroleum Corp. (b)	(27,941)	(203,690)
WPX Energy, Inc. (b)	(8,760)	(105,120)

		(2,446,506)

Utilities - (0.6)%
Electric Utilities - (0.5)%
Fortis, Inc./Canada	(65,647)	(2,064,922)

Multi-Utilities - (0.1)%
Consolidated Edison, Inc.	(4,078)	(306,870)

		(2,371,792)

Health Care - (0.5)%
Health Care Equipment & Supplies - (0.2)%
Abbott Laboratories	(19,747)	(829,769)
Cooper Cos., Inc. (The)	(807)	(150,037)

		(979,806)

Health Care Providers & Services - (0.2)%
Acadia Healthcare Co., Inc. (b)	(3,128)	(160,122)
Aetna, Inc.	(3,472)	(406,641)
Express Scripts Holding Co. (b)	(1,338)	(97,273)

		(664,036)

Pharmaceuticals - (0.1)%
Akorn, Inc. (b)	(6,200)	(166,904)
Mallinckrodt PLC (b)	(1,628)	(121,351)
Valeant Pharmaceuticals International, Inc. (b)	(4,727)	(137,225)

		(425,480)

		(2,069,322)

Materials - (0.4)%
Chemicals - (0.1)%
EI du Pont de Nemours & Co.	(3,739)	(260,235)
Mosaic Co. (The)	(12,904)	(388,023)

		(648,258)

Construction Materials - (0.1)%
HeidelbergCement AG	(2,029)	(188,289)
LafargeHolcim Ltd. (REG)(b)	(4,320)	(229,362)

		(417,651)

Company	Shares	U.S. $ Value
Metals & Mining - (0.1)%
Freeport-McMoRan, Inc.	(17,243)	$(177,430)
Southern Copper Corp.	(4,883)	(126,079)

		(303,509)

Paper & Forest Products - (0.1)%
Domtar Corp.	(3,711)	(138,494)
International Paper Co.	(1,773)	(85,973)

		(224,467)

		(1,593,885)

Consumer Staples - (0.4)%
Beverages - (0.1)%
Monster Beverage Corp. (b)	(882)	(135,731)

Food & Staples Retailing - (0.3)%
Wal-Mart Stores, Inc.	(5,192)	(370,916)
Whole Foods Market, Inc.	(16,518)	(501,817)
Woolworths Ltd.	(18,365)	(326,737)

		(1,199,470)

		(1,335,201)

Real Estate - (0.1)%
Real Estate Management & Development - (0.1)%
Brookfield Asset Management, Inc.-Class A	(6,429)	(216,593)

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	(2,130)	(87,074)

Total Common Stocks (proceeds $35,206,736)		(36,363,553)

DEPOSITORY RECEIPTS - (0.8)%
Consumer Discretionary - (0.5)%
Internet & Catalog Retail - (0.5)%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	(22,120)	(2,149,843)

Energy - (0.1)%
Oil, Gas & Consumable Fuels - (0.1)%
Petroleo Brasileiro SA (Sponsored ADR) (b)	(22,269)	(203,539)
Royal Dutch Shell PLC (Sponsored ADR)-Class A	(4,197)	(205,233)

		(408,772)

Information Technology - (0.1)%
Internet Software & Services - (0.1)%
Baidu, Inc. (Sponsored ADR) (b)	(1,224)	(209,390)
YY, Inc. (ADR) (b)	(3,314)	(170,505)

		(379,895)

Health Care - (0.1)%
Pharmaceuticals - (0.1)%
Dr Reddy’s Laboratories Ltd. (ADR)	(3,406)	(155,007)

Company		Principal Amount (000)	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)		(1,029)	$(51,851)

			(206,858)

Total Depository Receipts (proceeds $2,589,984)			(3,145,368)

CORPORATE BONDS - (0.4)%
Corporate - High Yield - (0.4)%
Electric - (0.1)%
AES Corp./VA
8.00%, 6/01/20	U.S.$	(20)	(23,550)
GenOn Energy, Inc.
9.50%, 10/15/18		(300)	(234,750)

			(258,300)

Retailers - (0.2)%
Levi Strauss & Co.
5.00%, 5/01/25		(450)	(466,875)
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22		(200)	(176,500)

			(643,375)

Technology - (0.1)%
EMC Corp.
3.375%, 6/01/23		(500)	(488,942)

Total Corporate Bonds (proceeds $1,312,533)			(1,390,617)

GOVERNMENT ISSUES - (0.3)%
United States - (0.3)%
U.S. Treasury Bonds
2.50%, 2/15/46		(250)	(264,151)
U.S. Treasury Notes
1.625%, 5/15/26		(700)	(702,652)

Total Government Issues (proceeds $946,704)			(966,803)

		Shares
REAL ESTATE INVESTMENT TRUST UNITS - 0.0%
Financials - 0.0%
Real Estate Investment Trusts (REITS) - 0.0%
Care Capital Properties, Inc.		(40)	(1,200)
Pennsylvania Real Estate Investment Trust		(1,410)	(35,377)
Ventas, Inc.		(150)	(10,900)

Total Real Estate Investment Trust Units (proceeds $39,193)			(47,477)

Total Securities Sold Short (proceeds $79,508,871)			(83,041,386)

Total Investments, Net of Securities Sold Short - 68.1% (cost $242,471,255) (t)			251,744,934
Other assets less liabilities - 31.9%			117,773,307

Net Assets - 100.0%			$369,518,241

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	7	September 2016	713,031	$725,439	$12,408
10 Yr Japan Bond (OSE) Futures	2	September 2016	2,949,606	2,926,787	(22,819)
3 Yr Australian Bond Futures	19	September 2016	1,615,926	1,621,166	5,240
90 Day Euro Futures	79	December 2017	19,535,747	19,528,800	(6,947)
Coffee ‘C’ Futures	6	December 2016	325,728	330,863	5,135
Cotton No. 2 Futures	11	December 2016	406,879	360,690	(46,189)
Euro-Bund Futures	9	September 2016	1,660,363	1,680,337	19,974
FTSE 100 Index Futures	6	September 2016	517,344	534,662	17,318
Gold 100 OZ Futures	11	December 2016	1,471,743	1,442,540	(29,203)
Japanese Yen Currency Futures	6	September 2016	714,581	725,550	10,969
KOSPI 200 Index Futures	9	September 2016	1,014,274	1,035,202	20,928
LME Nickel Futures	8	September 2016	520,121	466,632	(53,489)
Long Gilt Futures	9	December 2016	1,551,052	1,554,467	3,415
NASDAQ 100 E-MINI Futures	7	September 2016	647,220	668,325	21,105
New Zealand 3 Month Treasury Futures	45	December 2016	32,481,140	32,487,776	6,636
New Zealand 3 Month Treasury Futures	7	March 2017	5,055,645	5,055,018	(627)
Palladium Futures	5	December 2016	343,992	334,975	(9,017)
Platinum Futures	7	October 2016	390,831	368,725	(22,106)
Silver Futures	16	December 2016	1,502,640	1,496,560	(6,080)
Soybean Futures	6	November 2016	328,058	282,900	(45,158)
Sugar 11 (World) Futures	12	September 2016	261,259	269,606	8,347
U.S. T-Note 10 Yr (CBT) Futures	16	December 2016	2,095,487	2,094,750	(737)
Sold Contracts
Cocoa Futures	14	December 2016	416,351	405,720	10,631
Copper Futures	7	December 2016	376,555	363,563	12,992
Corn Futures	15	December 2016	267,960	236,625	31,335
Euro Currency Futures	7	September 2016	986,035	977,069	8,966
Euro STOXX 50 Index Futures	12	September 2016	387,265	405,578	(18,313)
Great British Pound Currency Futures	7	September 2016	601,416	574,438	26,978
Lean Hogs Futures	14	October 2016	353,430	351,960	1,470
Live Cattle Futures	9	October 2016	399,948	383,670	16,278
Mexican Peso Currency Futures	19	September 2016	504,576	503,215	1,361
Nikkei 225 (CME) Futures	4	September 2016	330,461	338,500	(8,039)
S&P 500 E-Mini Futures	89	September 2016	9,492,114	9,654,275	(162,161)
U.S. Ultra Bond (CBT) Futures	4	December 2016	747,054	749,875	(2,821)
Wheat (CBT) Futures	12	December 2016	262,346	232,950	29,396

					$(162,824)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	AUD	364	USD	276	9/21/16	$2,423
Citibank, NA	AUD	1,149	USD	855	9/21/16	(8,449)
Citibank, NA	CAD	1,945	USD	1,511	9/21/16	27,460
Citibank, NA	CHF	3,017	USD	3,128	9/21/16	58,326
Citibank, NA	CNH	3,477	USD	521	9/21/16	1,581
Citibank, NA	CZK	48,020	USD	2,005	9/21/16	22,215
Citibank, NA	CZK	5,778	USD	238	9/21/16	(333)
Citibank, NA	EUR	2,514	USD	2,829	9/21/16	23,046
Citibank, NA	GBP	212	USD	304	9/21/16	25,743
Citibank, NA	GBP	33	USD	43	9/21/16	(144)
Citibank, NA	HUF	144,785	USD	527	9/21/16	5,833
Citibank, NA	IDR	11,945,846	USD	905	9/21/16	8,262
Citibank, NA	ILS	11,558	USD	3,025	9/21/16	(35,701)
Citibank, NA	INR	44,373	USD	652	9/21/16	(8,130)
Citibank, NA	JPY	19,203	USD	190	9/21/16	4,474
Citibank, NA	JPY	48,011	USD	453	9/21/16	(11,736)
Citibank, NA	KRW	195,375	USD	176	9/21/16	1,259
Citibank, NA	KRW	2,043,647	USD	1,769	9/21/16	(61,692)
Citibank, NA	MXN	7,830	USD	424	9/21/16	8,673
Citibank, NA	MYR	805	USD	202	9/21/16	5,567
Citibank, NA	MYR	216	USD	52	9/21/16	(561)
Citibank, NA	NOK	4,725	USD	563	9/21/16	(4,533)
Citibank, NA	NZD	2,213	USD	1,557	9/21/16	(47,193)
Citibank, NA	PLN	78	USD	20	9/21/16	355
Citibank, NA	PLN	309	USD	78	9/21/16	(995)
Citibank, NA	RUB	6,627	USD	102	9/21/16	800
Citibank, NA	SEK	13,780	USD	1,675	9/21/16	64,159
Citibank, NA	SEK	3,920	USD	457	9/21/16	(1,040)
Citibank, NA	SGD	1,127	USD	834	9/21/16	6,316
Citibank, NA	THB	81,272	USD	2,313	9/21/16	(33,881)
Citibank, NA	TRY	2,148	USD	710	9/21/16	(13,198)
Citibank, NA	TWD	66,605	USD	2,120	9/21/16	19,852
Citibank, NA	TWD	51,547	USD	1,595	9/21/16	(30,221)
Citibank, NA	USD	1,318	AUD	1,774	9/21/16	14,472
Citibank, NA	USD	1,420	AUD	1,865	9/21/16	(19,395)
Citibank, NA	USD	1,574	BRL	5,376	9/21/16	81,757
Citibank, NA	USD	117	BRL	375	9/21/16	(1,043)
Citibank, NA	USD	2,373	CAD	3,069	9/21/16	(32,880)
Citibank, NA	USD	145	CHF	141	9/21/16	(1,943)
Citibank, NA	USD	521	CNH	3,487	9/21/16	(28)
Citibank, NA	USD	928	CZK	22,548	9/21/16	3,602
Citibank, NA	USD	179	EUR	161	9/21/16	976
Citibank, NA	USD	394	EUR	353	9/21/16	(323)
Citibank, NA	USD	326	GBP	245	9/21/16	(4,326)
Citibank, NA	USD	198	HUF	56,161	9/21/16	4,655
Citibank, NA	USD	1,042	IDR	13,983,464	9/21/16	7,458
Citibank, NA	USD	1,346	IDR	17,679,132	9/21/16	(19,030)
Citibank, NA	USD	276	ILS	1,058	9/21/16	4,489
Citibank, NA	USD	4,777	INR	323,373	9/21/16	37,812
Citibank, NA	USD	1,210	INR	81,250	9/21/16	(225)
Citibank, NA	USD	121	JPY	12,816	9/21/16	2,919
Citibank, NA	USD	83	JPY	8,523	9/21/16	(841)
Citibank, NA	USD	1,552	KRW	1,701,187	9/21/16	(27,977)
Citibank, NA	USD	340	MXN	6,446	9/21/16	2,195
Citibank, NA	USD	659	MXN	12,135	9/21/16	(14,605)
Citibank, NA	USD	376	MYR	1,521	9/21/16	(5,070)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	291	NOK	2,455	9/21/16	$3,898
Citibank, NA	USD	616	NOK	5,020	9/21/16	(13,416)
Citibank, NA	USD	2,137	NZD	3,026	9/21/16	56,997
Citibank, NA	USD	1,317	NZD	1,812	9/21/16	(3,670)
Citibank, NA	USD	66	PLN	261	9/21/16	764
Citibank, NA	USD	132	PLN	500	9/21/16	(3,708)
Citibank, NA	USD	1,008	RUB	67,646	9/21/16	21,625
Citibank, NA	USD	478	RUB	30,856	9/21/16	(7,754)
Citibank, NA	USD	1,006	SEK	8,451	9/21/16	(18,038)
Citibank, NA	USD	834	SGD	1,117	9/21/16	(14,024)
Citibank, NA	USD	26	THB	896	9/21/16	81
Citibank, NA	USD	938	TRY	2,825	9/21/16	12,868
Citibank, NA	USD	493	TRY	1,449	9/21/16	(5,650)
Citibank, NA	USD	437	TWD	14,026	9/21/16	4,763
Citibank, NA	USD	399	ZAR	6,093	9/21/16	13,720
Citibank, NA	USD	502	ZAR	6,937	9/21/16	(32,018)
Citibank, NA	ZAR	444	USD	31	9/21/16	630
Citibank, NA	ZAR	2,961	USD	201	9/21/16	(44)
Citibank, NA	CLP	1,022,571	USD	1,530	12/20/16	41,644
Citibank, NA	CLP	141,796	USD	205	12/20/16	(1,298)
Citibank, NA	USD	206	CLP	145,179	12/20/16	5,322
Citibank, NA	HUF	101,841	USD	373	1/31/17	5,058
Citibank, NA	HUF	233,464	USD	838	1/31/17	(4,791)
Citibank, NA	SEK	16,548	USD	2,016	2/07/17	67,366
Citibank, NA	USD	433	SEK	3,709	2/07/17	3,708
Citibank, NA	USD	2,417	SEK	20,309	2/07/17	(25,337)
Citibank, NA	TRY	714	USD	229	6/21/17	2,163
Citibank, NA	TRY	472	USD	144	6/21/17	(5,837)
Citibank, NA	USD	338	TRY	1,106	6/21/17	13,502
Credit Suisse International	EUR	360	USD	401	9/08/16	(330)
Morgan Stanley & Co., Inc.	CAD	2,192	USD	1,696	10/31/16	23,665
Morgan Stanley & Co., Inc.	CAD	208	USD	158	10/31/16	(175)
Morgan Stanley & Co., Inc.	EUR	168	USD	190	10/31/16	2,281
Morgan Stanley & Co., Inc.	GBP	329	USD	434	10/31/16	1,696
Morgan Stanley & Co., Inc.	JPY	27,870	USD	278	10/31/16	7,482
Morgan Stanley & Co., Inc.	SEK	3,292	USD	392	10/31/16	6,579
Morgan Stanley & Co., Inc.	SEK	290	USD	34	10/31/16	(44)
Morgan Stanley & Co., Inc.	USD	94	CAD	121	10/31/16	(1,254)
Morgan Stanley & Co., Inc.	USD	233	CHF	225	10/31/16	(3,045)
Morgan Stanley & Co., Inc.	USD	322	EUR	288	10/31/16	219
Morgan Stanley & Co., Inc.	USD	75	GBP	57	10/31/16	177
Morgan Stanley & Co., Inc.	USD	51	GBP	39	10/31/16	(35)
Morgan Stanley & Co., Inc.	USD	59	NOK	489	10/31/16	(761)
Morgan Stanley & Co., Inc.	ZAR	2,799	USD	194	10/31/16	5,604
Morgan Stanley & Co., Inc.	CHF	32	USD	33	11/17/16	350
Morgan Stanley & Co., Inc.	CHF	334	USD	340	11/17/16	(886)
Morgan Stanley & Co., Inc.	EUR	142	USD	159	11/17/16	585
Morgan Stanley & Co., Inc.	EUR	1,275	USD	1,417	11/17/16	(9,498)
Morgan Stanley & Co., Inc.	USD	19	CHF	19	11/17/16	(41)
Morgan Stanley & Co., Inc.	USD	160	EUR	144	11/17/16	1,547
Morgan Stanley & Co., Inc.	USD	48	EUR	43	11/17/16	(82)
State Street Bank & Trust Co.	SEK	14,052	USD	1,654	9/07/16	12,275
State Street Bank & Trust Co.	SEK	82	USD	10	9/07/16	(15)
State Street Bank & Trust Co.	USD	165	SEK	1,392	9/07/16	(2,285)
State Street Bank & Trust Co.	EUR	1,557	USD	1,758	9/20/16	20,098
State Street Bank & Trust Co.	EUR	713	USD	793	9/20/16	(3,347)
State Street Bank & Trust Co.	GBP	947	USD	1,297	9/20/16	53,292
State Street Bank & Trust Co.	GBP	129	USD	168	9/20/16	(1,237)
State Street Bank & Trust Co.	USD	366	EUR	332	9/20/16	4,361
State Street Bank & Trust Co.	USD	348	EUR	311	9/20/16	(1,282)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	91	GBP	70	9/20/16	$1,310
State Street Bank & Trust Co.	USD	1,254	GBP	904	9/20/16	(66,288)
State Street Bank & Trust Co.	CHF	2,730	USD	2,843	9/21/16	64,485
State Street Bank & Trust Co.	EUR	1,363	USD	1,541	9/21/16	19,487
State Street Bank & Trust Co.	EUR	682	USD	755	9/21/16	(5,898)
State Street Bank & Trust Co.	USD	714	CHF	694	9/21/16	(8,372)
State Street Bank & Trust Co.	USD	98	EUR	88	9/21/16	415
State Street Bank & Trust Co.	USD	96	EUR	86	9/21/16	(347)
State Street Bank & Trust Co.	CHF	499	USD	516	10/13/16	7,667
State Street Bank & Trust Co.	USD	36	CHF	35	10/13/16	(37)
State Street Bank & Trust Co. London	GBP	550	USD	715	9/12/16	(7,535)

						$300,491

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 E-Mini Index Futures (l)	12	$1,800.00	December 2016	$22,541	$(5,550)
S&P 500 E-Mini Index Futures (l)	12	1,825.00	December 2016	20,390	(6,150)

				$(42,931)	$(11,700)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Put-CAD/MXN	MXN	12.50	9/12/16	1,250	$2,052	$(1)
Put-USD/CNH		$6.80	8/1/17	2,317	70,619	(59,276)
Call-USD/CNH		6.80	8/1/17	2,317	61,102	(60,390)

					$133,773	$(119,667)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Co., Inc./(ICE) CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)%	0.73%	$7,000	$(101,683)	$(11,305)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(ICE)	NZD	11,200	4/07/18	3 Month NDBB	2.165%	$(47,654)
Citigroup Global Markets, Inc./(ICE)		4,880	4/07/18	3 Month NDBB	2.165%	(37,910)
Citigroup Global Markets, Inc./(ICE)		2,830	4/07/18	3 Month NDBB	2.165%	(41,057)
Citigroup Global Markets, Inc./(ICE)		1,020	4/07/18	3 Month NDBB	2.165%	(43,537)
Citigroup Global Markets, Inc./(ICE)	JPY	73,800	4/13/20	6 Month LIBOR	0.248%	(72,007)
Citigroup Global Markets, Inc./(ICE)		42,800	4/13/20	6 Month LIBOR	0.248%	(65,596)
Citigroup Global Markets, Inc./(ICE)		19,400	4/13/20	6 Month LIBOR	0.248%	(41,596)
Citigroup Global Markets, Inc./(ICE)		14,700	4/13/20	6 Month LIBOR	0.248%	(43,853)
Citigroup Global Markets, Inc./(ICE)		14,200	4/13/45	1.346%	6 Month LIBOR	(53,281)
Citigroup Global Markets, Inc./(ICE)		8,210	4/13/45	1.346%	6 Month LIBOR	(53,226)
Citigroup Global Markets, Inc./(ICE)		3,675	4/13/45	1.346%	6 Month LIBOR	(60,350)
Citigroup Global Markets, Inc./(ICE)		2,840	4/13/45	1.346%	6 Month LIBOR	(56,520)

						$(616,587)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, Sydney
Anglo American PLC, 4.45%, 9/27/20, 6/20/21*	(5.00)%	3.62%	EUR	500	$(39,913)	$37,708	$(77,621)
Canadian Natural Resources Ltd., 6/20/21*	(1.00)	1.99		500	21,182	32,000	(10,818)
Goldman Sachs International
Alcoa Inc., 6/20/21*	(1.00)	2.45		500	31,173	48,020	(16,847)
Assured Guaranty Municipal Corp., 6/20/21*	(5.00)	1.97		$500	(73,135)	(46,343)	(26,792)
BASF SE, 5.875%, 3/31/17, 6/20/21*	(1.00)	0.42	EUR	2,000	(67,598)	(64,871)	(2,727)
BASF SE, 5.875%, 3/31/17, 6/20/21*	(1.00)	0.42		2,000	(67,599)	(48,018)	(19,581)
Clariant AG, 3.125%,6/09/17, 6/20/21*	(1.00)	0.85		$400	(4,159)	(1,265)	(2,894)
Staples, Inc., 2.75%, 1/12/18, 6/20/21*	(1.00)	2.05		2,600	118,397	153,131	(34,734)
Morgan Stanley Capital Services LLC
Canadian Natural Resources Ltd., 6/20/21*	(1.00)	1.99		500	21,182	31,747	(10,565)
Sale Contracts
Goldman Sachs International
Fiat Chrysler Automobiles N.V., 6/20/21*	5.00	3.41	EUR	1,250	112,566	52,642	59,924
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/16*	5.00	28.59		$400	(23,727)	(32,294)	8,567
iHeartCommunications, Inc., 6.875%, 6/15/18, 9/20/16*	5.00	27.51		400	(1,016)	(3,936)	2,920
K Hovnanian Enterprises, Inc., 12/20/18*	5.00	15.95		250	(51,693)	(33,980)	(17,713)

					$(24,340)	$124,541	$(148,881)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
Comcast Corp.-Class A	9,822	BBA 1 Month LIBOR Plus 0.30%	USD	581	11/23/16	$59,905
SABMiller PLC	28,700	BBA 1 Month LIBOR Plus 0.35%	GBP	1,232	8/28/17	39,881
Goldman Sachs & Co.
Yahoo!, Inc.	24,710	BBA 1 Month LIBOR Plus 0.30%	USD	1,036	5/16/18	19,722
Morgan Stanley & Co., Inc.
Air France-KLM	43,725	EONIA Plus 0.40%	EUR	297	7/24/17	(90,121)
Anglo American PLC	46,177	BBA 1 Month LIBOR Plus 0.50%	GBP	326	7/24/17	45,234
Antofagasta PLC	78,379	BBA 1 Month LIBOR Plus 0.50%		361	7/24/17	35,798
ARM Holdings PLC	154,761	BBA 1 Month LIBOR Plus 0.35%		2,611	1/1/50	18,844
Brunswick Corp.	19,548	FedFundEffective Plus 0.35%	USD	903	7/24/17	(1,356)
Constellation Brands, Inc.	5,557	FedFundEffective Plus 0.50%		817	7/24/17	96,865
Louisiana-Pacific Corp.	5,931	FedFundEffective Plus 0.50%		107	7/24/17	8,710
Moncler SpA	2,830	EURIBOR 1 Month Plus 0.50%	EUR	38	7/24/17	4,534
NVR, Inc.	1,316	BBA 1 Month LIBOR Plus 0.50%	USD	1,971	5/22/17	248,954
Peugeot SA	16,311	EURIBOR 1 Month Plus 0.50%	EUR	226	7/24/17	(11,149)
Plastic Omnium SA	10,076	EURIBOR 1 Month Plus 0.50%		292	7/24/47	(3,303)
Rio Tinto PLC	29,183	BBA 1 Month LIBOR Plus 0.50%	GBP	574	7/24/17	124,219
SABMiller PLC	31,282	BBA 1 Month LIBOR Plus 0.35%		1,372	1/1/50	5,828
Weichai Power Co., Ltd.	123,499	HONIA Plus 0.95%	HKD	1,257	7/24/17	(6,568)
Wizz Air Holdings PLC	1,412	EURIBOR 1 Month Plus 0.50%	GBP	33	1/16/17	(14,202)
Wizz Air Holdings PLC	4,435	EURIBOR 1 Month Plus 0.50%		69	3/3/17	2,211

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley & Co., Inc.
Agile Property Holdings Ltd.	166,000	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	767	8/1/16	$4,693
Air China Ltd.	484,722	HK Overnight Index Swap Ref Rate Minus 0.50%		2,880	7/24/17	13,366
Airbus Group SE	1,845	EONIA Minus 0.40%	EUR	97	8/21/17	407
Ashmore Group PLC	42,898	SONIA Overnight Deposit Rate Minus 10.00%	GBP	124	8/1/18	(35,155)
Banco Bilbao Vizcaya Argentaria, SA	55,936	FedFundEffective Minus 0.50%	USD	316	6/1/18	(32,215)
Banco do Brasil SA	43,953	FedFundEffective Minus 1.50%		207	7/24/17	(109,880)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	37,172	FedFundEffective Minus 1.00%		166	7/24/17	(41,136)
BYD Co., Ltd.	23,040	HK Overnight Index Swap Ref Rate Minus 5.00%		1,150	8/1/16	(11,885)
Canon, Inc.	2,450	MUTSCALM Minus 0.40%	JPY	7,134	8/1/18	(4,746)
Capitec Bank Holdings Ltd.	6,197	South Africa Benchmark Overnight Rate Minus 1.59%	ZAR	3,483	8/1/18	(8,877)
China Cinda Asset Management Co., Ltd.	200,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	509	8/1/16	(5,647)
China CITIC Bank Corp., Ltd.	382,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,899	8/1/16	(7,278)
China Everbright Bank Co., Ltd.	410,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,421	8/1/16	(10,712)
China Huarong Asset Management Co., Ltd.	354,200	HK Overnight Index Swap Ref Rate Minus 12.92%		1,077	8/1/16	(1,207)
China Merchants Bank Co., Ltd.	131,100	HK Overnight Index Swap Ref Rate Minus 0.40%		2,239	8/1/16	(29,602)
China Minsheng Banking Corp., Ltd.	320,600	HK Overnight Index Swap Ref Rate Minus 0.40%		2,645	8/1/16	(2,890)
China Pacific Insurance Group Co., Ltd.	22,400	HK Overnight Index Swap Ref Rate Minus 0.40%		618	8/1/16	1,218
China Petroleum & Chemical Corp.	207,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,162	8/1/16	1,214
Cielo SA	15,304	FedFundEffective Minus 1.00%	USD	149	7/24/17	(10,412)
Evergrande Real Estate Group Ltd.	279,300	HK Overnight Index Swap Ref Rate Minus 4.81%	HKD	1,411	8/1/16	(10,532)
Fast Retailing Co., Ltd.	462	MUTSCALM Minus 0.40%	JPY	16,018	8/1/18	(8,289)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Fortescue Metals Group Ltd.	52,200	RBA Daily Cash Rate Target Minus 5.00%	AUD	233	8/1/18	$(16,733)
Glencore PLC	91,860	SONIA Overnight Deposit Rate Minus 0.30%	GBP	217	8/1/18	74,338
Hyundai Heavy Industries Co., Ltd.	859	FedFundEffective Minus 1.03%	USD	99	8/1/18	(6,754)
ICAP PLC	31,017	SONIA Overnight Deposit Rate Minus 0.30%	GBP	148	8/1/18	(294)
Imerys SA	1,932	EONIA Minus 0.35%	EUR	130	6/5/17	8,500
Jiangxi Copper Co., Ltd.-Class H	139,600	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,276	8/1/16	1,385
Just Eat PLC	34,986	SONIA Overnight Deposit Rate Minus 0.30%	GBP	146	8/1/18	(57,523)
Kingsoft Corp., Ltd.	119,900	HK Overnight Index Swap Ref Rate Minus 1.97%	HKD	1,602	8/1/16	(37,963)
Kroger Co. (The)	5,139	FedFundEffective Minus 0.35%	USD	165	8/6/18	876
Lenovo Group Ltd.	296,370	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,552	8/1/16	637
Li & Fung Ltd.	234,900	HK Overnight Index Swap Ref Rate Minus 0.40%		900	8/1/16	(4,646)
Lloyds Banking Group PLC	180,306	SONIA Overnight Deposit Rate Minus 0.30%	GBP	103	8/1/18	(7,892)
Longfor Properties	65,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	702	8/1/16	(14,009)
Mitsui Osk Lines Ltd.	65,700	MUTSCALM Minus 0.40%	JPY	14,454	8/1/18	(12,430)
MTN Group Ltd.	47,602	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	6,426	8/1/18	39,308
Nintendo Co., Ltd.	520	MUTSCALM Minus 0.40%	JPY	10,902	8/1/18	(9,427)
Ocado Group PLC	27,944	SONIA Overnight Deposit Rate Minus 10.00%	GBP	104	8/1/18	25,273
Old Mutual PLC	134,023	SONIA Overnight Deposit Rate Minus 0.30%		237	8/1/18	(31,561)
PICC Property and Casualty Co., Ltd.-Class H	93,471	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,150	8/1/16	(9,953)
Ping An Insurance Group Co. of China Ltd.	68,700	HK Overnight Index Swap Ref Rate Minus 0.40%		2,545	8/1/16	(25,994)
Sasol Ltd.	4,356	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,743	8/1/18	8,580

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Sino Land Co.	71,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,011	8/1/16	$7,605
Standard and Poor’s 500 Index	798	FedFundEffective Minus 0.20%	USD	1,731	9/1/18	(1,829)
Standard Chartered PLC	39,603	SONIA Overnight Deposit Rate Minus 0.30%	GBP	238	8/1/18	(21,610)
Technip SA	31,128	EONIA-1D minus 0.40%	EUR	1,629	1/1/50	(26,666)
Tesco PLC	54,711	SONIA Overnight Deposit Rate Minus 0.30%	GBP	93	8/1/18	3,175
Wm Morrison Supermarkets PLC	39,278	SONIA Overnight Deposit Rate Minus 0.30%		73	8/1/18	(6,069)
Woodside Petroleum Ltd.	7,780	RBA Daily Cash Rate Target Minus 0.40%	AUD	210	8/1/18	(10,572)
Woolworth Holdings Ltd.	22,731	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	2,016	8/1/18	12,414
Zhuzhou CRRC Times Electric Co., Ltd.	33,700	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,458	8/1/16	9,127
Zoomlion Heavy Industry Science and Technology Co., Ltd.	193,500	HK Overnight Index Swap Ref Rate Minus 6.00%		507	8/1/16	543

						$164,277

^	Less than $0.50.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $23,698,672 or 6.4% of net assets.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2016.
(f)	Floating Rate Security. Stated interest rate was in effect at August 31, 2016.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Defaulted.
(i)	Illiquid security.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of August 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aegis Merger Sub, Inc.
10.25%, 2/15/23	1/30/15-1/21/16	1,333,440	1,501,200	0.41%

(k)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	One contract relates to 50 shares.
(m)	One contract relates to 1000 shares.
(n)	One contract relates to 100 shares.
(o)	Convertible security.
(p)	One contract relates to 1 share.
(q)	One contract relates to 2,500 shares.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,318,783 and gross unrealized depreciation of investments was $(1,318,783), resulting in net unrealized appreciation of $9,273,679.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CDO	-	Collateralized Debt Obligations
CME	-	Chicago Mercantile Exchange
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate

FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
HK	-	Hong Kong
HONIA	-	Hong Kong Overnight Index Average
ICE	-	Intercontinental Exchange
IRS	-	Interest Rate Swaption
KOSPI	-	Korea Composite Stock Price Index
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MTN	-	Medium Term Note
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
NASDAQ	-	National Association of Securities Dealers Automated Quotations
NDBB	-	New Zealand Dollar Bank Bills
OJSC	-	Open Joint Stock Company
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
RTP	-	Right to Pay
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt
UCITS	-	Undertaking for Collective Investment in Transferable Securities

AB Cap Fund, Inc.

Multi-Manager Alternative Strategies Fund

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$35,137,587	$4,057,047	$	– 0	–	$39,194,634
Information Technology	37,844,494	1,157,259		– 0	–	39,001,753
Financials	22,660,827	610,383		– 0	–	23,271,210

Investments in Securities:	Level 1		Level 2			Level 3			Total
Health Care	$23,376,100		$	– 0	–	$	– 0	–	$23,376,100
Industrials	18,738,967			1,027,251			– 0	–	19,766,218
Materials	16,458,491			843,936			– 0	–	17,302,427
Consumer Staples	12,856,742			3,923,097			– 0	–	16,779,839
Energy	9,919,350			– 0	–		– 0	–	9,919,350
Utilities	5,540,203			– 0	–		– 0	–	5,540,203
Telecommunication Services	– 0	–		1,189,838			– 0	–	1,189,838
Real Estate	– 0	–		259,249			– 0	–	259,249
Corporate Bonds	– 0	–		31,858,489			5,192,830		37,051,319
Other Asset Backed Securities	– 0	–		1,148,134			10,051,614		11,199,748
Depository Receipts	7,033,231			463,845			– 0	–	7,497,076
Collateralized Mortgage Obligations	– 0	–		7,206,384			58,770		7,265,154
Government Issues	– 0	–		4,151,788			– 0	–	4,151,788
Bank Loans	– 0	–		2,303,817			712,098		3,015,915
Municipals	– 0	–		1,491,681			67,294		1,558,975
Options Purchased - Calls	– 0	–		910,781			– 0	–	910,781
Preferred Stocks	796,023			48,282			– 0	–	844,305
Warrants	769,423			– 0	–		– 0	–	769,423
Options Purchased - Puts	– 0	–		734,866			– 0	–	734,866
Real Estate Investment Trust Units	662,481			– 0	–		– 0	–	662,481
Convertible Bonds	– 0	–		398,879			113,375		512,254
Short-Term Investments:
Investment Companies	58,076,491			– 0	–		– 0	–	58,076,491
Government Issues	– 0	–		999,964			– 0	–	999,964
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,934,959			– 0	–		– 0	–	3,934,959
Liabilities:
Mutual Funds	(40,820,545)			(307,023)			– 0	–	(41,127,568)
Common Stocks:
Consumer Discretionary	(10,777,874)			(1,325,740)			– 0	–	(12,103,614)
Industrials	(5,046,976)			(846,108)			– 0	–	(5,893,084)
Information Technology	(2,253,864)			(1,592,992)			(405,292)		(4,252,148)
Financials	(1,804,387)			(2,189,947)			– 0	–	(3,994,334)
Energy	(2,446,506)			– 0	–		– 0	–	(2,446,506)
Utilities	(2,371,792)			– 0	–		– 0	–	(2,371,792)
Health Care	(2,069,322)			– 0	–		– 0	–	(2,069,322)
Materials	(1,176,234)			(417,651)			– 0	–	(1,593,885)
Consumer Staples	(1,008,464)			(326,737)			– 0	–	(1,335,201)
Real Estate	(216,593)			– 0	–		– 0	–	(216,593)
Telecommunication Services	(87,074)			– 0	–		– 0	–	(87,074)
Depository Receipts	(3,145,368)			– 0	–		– 0	–	(3,145,368)
Corporate Bonds	– 0	–		(1,390,617)			– 0	–	(1,390,617)
Government Issues	– 0	–		(966,803)			– 0	–	(966,803)
Real Estate Investment Trust Units	(47,477)			– 0	–		– 0	–	(47,477)

Total Investments in Securities	180,532,893			55,421,352			15,790,689		251,744,934
Other Financial Instruments (a):
Assets:
Futures	232,636			38,246			– 0	–	270,882
Forward Currency Exchange Contracts	– 0	–		934,363			– 0	–	934,363
Credit Default Swaps	– 0	–		71,411			– 0	–	71,411
Total Return Swaps	– 0	–		923,364			– 0	–	923,364
Liabilities:
Futures	(415,393)			(18,313)			– 0	–	(433,706)
Forward Currency Exchange Contracts	– 0	–		(633,872)			– 0	–	(633,872)
Put Options Written	– 0	–		(11,700)			– 0	–	(11,700)
Currency Options Written	– 0	–		(119,667)			– 0	–	(119,667)
Centrally Cleared Credit Default Swaps	– 0	–		(11,305)			– 0	–	(11,305)
Centrally Cleared Interest Rate Swaps	– 0	–		(616,587)			– 0	–	(616,587)
Credit Default Swaps	– 0	–		(220,292)			– 0	–	(220,292)
Total Return Swaps	– 0	–		(759,087)			– 0	–	(759,087)

Total (b)	$180,350,136			$54,997,913			$15,790,689		$251,138,738

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Other Asset Backed Securities		Collateralized Mortgage Obligations
Balance as of 5/31/16	$2,563,001		$9,232,638		$99,338
Accrued discounts/(premiums)	18,050		98,839		– 0	–
Realized gain (loss)	39,881		48,829		– 0	–
Change in unrealized appreciation/depreciation	173,335		272,016		192
Purchases/Payups	1,249,334		886,250		– 0	–
Sales/Paydowns	(290,771)		(486,958)		(40,760)
Transfers in to Level 3	1,440,000		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 8/31/16	$5,192,830		$10,051,614		$58,770

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$137,132		$272,016		$192

	Bank Loans		Municipals		Convertible Bonds
Balance as of 5/31/16	$971,159		$66,784		$967,747
Accrued discounts/(premiums)	19,693		(38)		2,631
Realized gain (loss)	(6)		– 0	–	(366,518)
Change in unrealized appreciation/depreciation	(22,207)		548		601,903
Purchases/Payups	30,896		– 0	–	– 0	–
Sales/Paydowns	(102,858)		– 0	–	(1,092,388)
Transfers in to Level 3	84,865		– 0	–	– 0	–
Transfers out of Level 3	(269,444)		– 0	–	– 0	–

Balance as of 8/31/16	$712,098		$67,294		$113,375

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$(22,447)		$548		$12,734

	Common Stocks		Total
Balance as of 5/31/16	$ – 0	–	$13,900,667
Accrued discounts/(premiums)	– 0	–	139,175
Realized gain (loss)	– 0	–	(277,814)
Change in unrealized appreciation/depreciation	(29,991)		995,796
Purchases	– 0	–	2,166,480
Sales	(375,301)		(2,389,036)
Transfers in to Level 3	– 0	–	1,524,865
Transfers out of Level 3	– 0	–	(269,444)

Balance as of 8/31/16	$(405,292)		$15,790,689	(a)

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$(29,991)		$370,184

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$49,963	$83,482	$79,447	$53,998	$36

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$0	$27,283	$23,348	$3,935	$2,637

AB Government Exchange Reserves

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$5,092	$17,153	$22,245	$0	$1,517

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016